UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number      811-22930

USCF ETF Trust

(Exact name of registrant as specified in charter)

1850 Mt. Diablo Blvd., Suite 640
Walnut Creek, CA 94596

(Address of principal executive offices) (Zip code)

USCF Advisers LLC
Mr. Stuart Crumbaugh
1850 Mt. Diablo Blvd., Suite 640
Walnut Creek, CA 94596

(Name and address of agent for service)

Registrant’s telephone number, including area code:  510-522-9600

Date of fiscal year end: June 30

Date of reporting period: December 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report | December 31, 2023

ALUM
USCF Aluminum Strategy Fund

UDI
USCF Dividend Income Fund

USE
USCF Energy Commodity Strategy Absolute Return Fund

GLDX
USCF Gold Strategy Plus Income Fund

UMI
USCF Midstream Energy Income Fund

ZSB
USCF Sustainable Battery Metals Strategy Fund

ZSC
USCF Sustainable Commodity Strategy Fund

USCF ETF TRUST
TABLE OF CONTENTS

DISCLOSURE OF FUND EXPENSES

As a shareholder of one or more of the USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund, the USCF Gold Strategy Plus Income Fund, the USCF Sustainable Battery Metals Strategy Fund, the USCF Energy Commodity Strategy Absolute Return Fund, the USCF Sustainable Commodity Strategy Fund, the USCF Aluminum Strategy Fund, the USCF Midstream Energy Income Fund, and the USCF Dividend Income Fund (each a “Fund” and collectively, the “Funds”), each of which is a series of the USCF ETF Trust (the “Trust”), you may incur two potential types of costs: (1) transaction costs, such as brokerage commissions, for purchasing and selling your Fund shares, and (2) ongoing costs, which consist of a unitary management fee that covers all of the direct expenses of a Fund except for expenses for taxes and governmental fees; brokerage fees; commissions and other transaction expenses; costs of borrowing money, including interest expenses; securities lending expenses; extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of any independent legal counsel. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023, until December 31, 2023.

Actual Return. The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in a Fund and other exchange- traded funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction fees, such as brokerage commission paid on purchases and sales of Fund shares. Therefore, the number under the heading “Hypothetical Expenses Paid During the Period” is useful in comparing ongoing costs only and may not help you determine the relative total costs of owning different funds.

2	Semi-Annual Report December 31, 2023

DISCLOSURE OF FUND EXPENSES (continued)

Fund	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Actual(a)	$1,000.00	$1,052.00	0.60%	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	0.60%	$3.05
USCF Gold Strategy Plus Income Fund
Actual(a)	$1,000.00	$1,079.60	0.45%	$2.35
Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	0.45%	$2.29
USCF Sustainable Battery Metals Strategy Fund
Actual(a)	$1,000.00	$764.20	0.59%	$2.62
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.59%	$3.00
USCF Energy Commodity Strategy Absolute Return Fund
Actual(a)	$1,000.00	$1,069.30	0.79%	$4.11
Hypothetical (5% return before expenses)	$1,000.00	$1,020.82	0.79%	$4.01
USCF Sustainable Commodity Strategy Fund
Actual(b)	$1,000.00	$886.60	0.33%	$1.25
Hypothetical (5% return before expenses)	$1,000.00	$1,023.08	0.33%	$1.70
USCF Aluminum Strategy Fund
Actual(c)	$1,000.00	$1,055.00	0.65%	$1.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.53	0.65%	$3.28
USCF Midstream Energy Income Fund
Actual(a)	$1,000.00	$1,092.00	0.85%	$4.47
Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	0.85%	$4.32
USCF Dividend Income Fund
Actual(a)	$1,000.00	$1,050.00	0.65%	$3.35
Hypothetical (5% return before expenses)	$1,000.00	$1,021.51	0.65%	$3.30

(a)	Expenses (net of fee waivers), with respect to a Fund, are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (184 days) in the most recent fiscal half-year, then divided by 366 (to reflect the one-half year period).
(b)	Expenses (net of fee waivers), with respect to a Fund, are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (145 days) in the period August 9, 2023 (commencement of operations) to December 31, 2023, then divided by 366. ZSC’s proportionate share of the operating expenses of ZSB is not reflected in the table above.
(c)	Expenses, with respect to a Fund, are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (87 days) in the period October 6, 2023 (commencement of operations) to December 31, 2023, then divided by 366.

3

USCF ETF TRUST
USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2023 (unaudited)

Besides the following listed Commodity Futures Contracts and United States Treasury Obligations of the Fund and its wholly-owned subsidiary, there were no additional investments held by the Fund at December 31, 2023.

The following Commodity Futures Contracts of the Fund’s wholly-owned subsidiary were open at December 31, 2023 (see Security Valuation in the Notes to Financial Statements):

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures
Contracts – Long
Foreign Contracts
LME Lead Futures LL, January 2024 contracts	19	$1,017,839	Jan-24	$(46,820)	(0.4)%
LME Zinc Futures LX, January 2024 contracts	28	1,738,365	Jan-24	111,735	0.9%
ICE Low Sulphur Gasoil Futures QS,February 2024 contracts	11	842,475	Feb-24	(26,000)	(0.2)%
ICE Brent Crude Futures CO, November 2024 contracts	11	869,580	Sep-24	(41,500)	(0.4)%
	69	4,468,259		(2,585)	(0.1)%
United States Contracts
NYMEX Natural Gas Futures NG, March 2024 contracts	37	855,018	Feb-24	5,972	0.0	%(a)
CME Live Cattle Futures LC, February 2024 contracts.	13	879,640	Feb-24	(3,440)	(0.0	)%(b)
ICE Cocoa Futures CC, March 2024 contracts	20	849,090	Mar-24	(9,890)	(0.1)%
CBOT Soybean Futures S, March 2024 contracts	13	853,525	Mar-24	(9,825)	(0.1)%
CBOT Soybean Meal Futures SM, March 2024 contracts	22	915,070	Mar-24	(65,870)	(0.6)%
CBOT Soybean Oil Futures BO, March 2024 contracts	29	907,656	Mar-24	(69,324)	(0.6)%
ICE Coffee Futures KC, March 2024 contracts	12	729,281	Mar-24	118,069	1.0%
COMEX Copper Futures HG, March 2024 contracts	9	830,612	Mar-24	44,750	0.4%
NYMEX NY Harbour ULSD Futures HO, April 2024 contracts	8	839,929	Mar-24	(16,393)	(0.1)%
COMEX Gold 100 OZ Futures GC, April 2024 contracts	4	837,480	Apr-24	(760)	(0.0	)%(b)
ICE Sugar #11 Futures SB, May 2024 contracts	38	1,039,763	Apr-24	(170,688)	(1.4)%

The accompanying notes are an integral part of the financial statements.

4	Semi-Annual Report December 31, 2023

USCF ETF TRUST
USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2023 (unaudited) (continued)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
United States Contracts (continued)
NYMEX WTI Crude Oil Futures CL, October 2024 contracts	12	$899,610	Sep-24	$(47,850)	(0.4)%
	217	10,436,674		(225,249)	(1.9)%
Open Commodity Futures Contracts – Short(c)
Foreign Contracts
LME Lead Futures LL, January 2024 contracts	19	(977,552)	Jan-24	6,534	0.1%
LME Zinc Futures LX, January 2024 contracts	28	(1,811,241)	Jan-24	(38,859)	(0.3)%
	47	(2,788,793)		(32,325)	(0.2)%
Total Open Commodity Futures Contracts(d)	333	$12,116,140		$(260,159)	(2.2)%

The accompanying notes are an integral part of the financial statements.
5

USCF ETF TRUST
USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2023 (unaudited) (continued)

	Principal Amount	Market Value	% of Total Net Assets
Cash Equivalents
United States Treasury Obligations
U.S. Treasury Bills:
5.39%, 2/08/2024	200,000	$198,888	1.7%
5.30%, 2/15/2024	550,000	546,394	4.7%
5.30%, 2/29/2024	550,000	545,277	4.6%
5.23%, 3/12/2024	350,000	346,362	2.9%
5.21%, 3/26/2024	550,000	543,176	4.6%
5.28%, 3/28/2024	250,000	246,844	2.1%
Total Treasury Obligations
(Cost $2,426,941)		$2,426,941	20.6%
Total Investments
(Cost $2,426,941)		$2,166,782	18.4%
Other Assets in Excess of Liabilities		9,619,316	81.6%
Total Net Assets		$11,786,098	100.0%

(a)	Position represents less than 0.05%.
(b)	Position represents greater than (0.05)%.
(c)	All short contracts are offset by long positions in Commodity Futures Contracts and are acquired solely for the purpose of reducing a long position (e.g., due to a redemption or to reflect a rebalancing).
(d)	Collateral amounted to $1,510,799 on open Commodity Futures Contracts.

Summary of Investments by Country^
United States	101.6%
United Kingdom	(1.6)
100.0%

Summary of Investments by Sector^
Government	100.0%
100.0%

^ As a percentage of total investments.

The accompanying notes are an integral part of the financial statements.

6	Semi-Annual Report December 31, 2023

USCF ETF TRUST
USCF GOLD STRATEGY PLUS INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2023 (unaudited)

Besides the following listed Commodity Futures Contracts and Written Call Options of the Fund and its wholly-owned subsidiary, there were no additional investments held by the Fund at December 31, 2023.

The following Commodity Futures Contracts of the Fund’s wholly-owned subsidiary were open at December 31, 2023 (see Security Valuation in the Notes to Financial Statements):

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts—Long(a)
United States Contracts
COMEX Gold 100 OZ Futures GC, April 2024 contracts	16	$3,342,240	Apr-24	$4,640	0.1%

The following Written Call Options of the Fund’s wholly-owned subsidiary were open at December 31, 2023:

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Written Call Options	% of Total Net Assets
Written Call Options(b)
United States Contracts
COMEX Gold Futures February 2024 Option Contracts, Call @ $2200 (Premiums received $6,197)	(16)	$6,197	Jan-24	$(6,880)	(0.2)%
Total Investments
(Cost $(6,197))				$(2,240)	(0.1)%
Other Assets in Excess of Liabilities				3,171,803	100.1%
Total Net Assets				$3,169,563	100.0%

(a)	Collateral amounted to $(44,614) on open Commodity Futures Contracts.
(b)	Pledged as collateral for the trading of Commodity Futures Contracts.

Summary of Investments by Country^
United States	100.0%

Summary of Investments by Sector^
Gold	100.0%

^ As a percentage of total investments.

The accompanying notes are an integral part of the financial statements.
7

USCF ETF TRUST
USCF SUSTAINABLE BATTERY METALS STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2023 (unaudited)

Besides the following listed Commodity Futures Contracts, Common Stocks and United States Treasury Obligations of the Fund and its wholly-owned subsidiary, there were no additional investments held by the Fund at December 31, 2023.

The following Commodity Futures Contracts of the Fund’s wholly-owned subsidiary were open at December 31, 2023 (see Security Valuation in the Notes to Financial Statements):

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts—Long
Foreign Contracts
LME Nickel Futures LN, March 2024 contracts	2	$218,427	Mar-24	$(19,311)	(1.2)%
LME Zinc Futures LX, March 2024 contracts	1	64,431	Mar-24	2,156	0.1%
SGX Iron Ore Futures SC, March 2024 contracts	2	23,445	Mar-24	3,961	0.2%
ICE ECX EMISSION Futures MO, December 2024 contracts	2	171,890	Dec-24	346	0.0	%(a)
	7	478,193		(12,848)	(0.9)%
United States Contracts
COMEX Copper Futures HG, March 2024 contracts	3	278,925	Mar-24	12,863	0.8%
COMEX Silver Futures SI, March 2024 contracts	1	117,875	Mar-24	2,555	0.2%
LME Aluminum Futures LA, March 2024 contracts	3	170,844	Mar-24	7,187	0.4%
CME Cobalt Fastmarket Futures CV, March 2024 contracts	5	190,303	Mar-24	(33,775)	(2.0)%
CME Lithium LiOH Futures LF, April 2024 contracts	4	100,000	Apr-24	(22,080)	(1.3)%
CME Lithium LiOH Futures LF, May 2024 contracts	4	100,000	May-24	(20,800)	(1.3)%
CME Lithium LiOH Futures LF, June 2024 contracts	4	100,000	Jun-24	(19,880)	(1.2)%
CME Cobalt Fastmarket Futures CV, September 2024 contracts	5	205,581	Sep-24	(40,234)	(2.4)%
	29	1,263,528		(114,164)	(6.8)%
Total Open Commodity Futures Contracts(b)	36	$1,741,721		$(127,012)	(7.7)%

The accompanying notes are an integral part of the financial statements.

8	Semi-Annual Report December 31, 2023

USCF ETF TRUST
USCF SUSTAINABLE BATTERY METALS STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2023 (unaudited) (continued)

	Shares	Market Value	% of Total Net Assets
Common Stocks
Australia
Iluka Resources Ltd.	575	$2,590	0.2%
Lynas Rare Earths Ltd.(c)	4,472	21,849	1.3%
Mineral Resources Ltd.	78	3,726	0.2%
Pilbara Minerals Ltd.	3,984	10,738	0.7%
		38,903	2.4%
Brazil
Vale SA – Class B, ADR	100	1,586	0.1%
Chile
Sociedad Quimica y Minera de Chile SA, ADR	400	24,088	1.5%
China
Beijing Easpring Material Technology Co. Ltd. – Class A	200	1,073	0.1%
China Rare Earth Resources And Technology Co. Ltd. – Class A	1,000	3,886	0.2%
Ganfeng Lithium Group Co. Ltd. – Class H, 144A(d)	4,400	16,623	1.0%
Guangzhou Tinci Materials Technology Co. Ltd. – Class A	600	2,113	0.1%
Jinduicheng Molybdenum Co. Ltd. – Class A	11,600	15,395	0.9%
Ningbo Shanshan Co. Ltd. – Class A	100	191	0.0	%(a)
Shanghai Putailai New Energy Technology Co. Ltd. – Class A	7,275	21,384	1.3%
Shenghe Resources Holding Co. Ltd. – Class A	5,400	7,720	0.5%
Shenzhen Capchem Technology Co. Ltd. – Class A	300	1,993	0.1%
Shenzhen Dynanonic Co. Ltd. – Class A	120	1,028	0.1%
South Manganese Investment Ltd.(c) (d)	28,000	887	0.1%
Tianqi Lithium Corp. – Class H	1,200	6,631	0.4%
Tongwei Co. Ltd. – Class A	600	2,109	0.1%
Xiangtan Electrochemical Scientific Co. Ltd. – Class A	2,200	3,303	0.2%
Xinte Energy Co. Ltd. – Class H(c)	2,800	3,923	0.2%
Youngy Co. Ltd. – Class A	400	3,045	0.2%
		91,304	5.5%
France
Eramet SA	139	10,979	0.7%
Germany
SGL Carbon SE(c)	6,808	48,958	3.0%
Wacker Chemie AG	52	6,566	0.4%
		55,524	3.4%
Japan
Nippon Carbon Co. Ltd.	600	18,662	1.1%
Nippon Denko Co. Ltd.	3,300	6,460	0.4%
Toho Titanium Co. Ltd.	100	1,345	0.1%
		26,467	1.6%

The accompanying notes are an integral part of the financial statements.
9

USCF ETF TRUST
USCF SUSTAINABLE BATTERY METALS STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2023 (unaudited) (continued)

	Shares	Market Value	% of Total Net Assets
Common Stocks (continued)
Jersey Island
Arcadium Lithium PLC(c)	2,043	$15,627	0.9%
Netherlands
AMG Critical Materials NV	25	630	0.0	%(a)
Norway
Elkem ASA, 144A(e)	5,507	11,474	0.7%
South Korea
Ecopro BM Co. Ltd.(c)	6	1,342	0.1%
L&F Co. Ltd.(c)	5	792	0.0	%(a)
		2,134	0.1%
United States
Albemarle Corp.	200	28,896	1.7%
GrafTech International Ltd.	9,600	21,024	1.3%
Livent Corp.(c)	1,300	23,374	1.4%
MP Materials Corp.(c)	700	13,895	0.8%
Tronox Holdings PLC	200	2,832	0.2%
		90,021	5.4%
Total Common Stocks
(Cost $434,976)		$368,737	22.3%

	Principal Amount	Market Value	% of Total Net Assets
Cash Equivalents
United States Treasury Obligations
U.S. Treasury Bills:
5.36%, 1/18/2024	170,000	$169,575	10.2%
5.30%, 2/29/2024	320,000	317,252	19.2%
5.30%, 3/07/2024	410,000	406,061	24.6%
Total Treasury Obligations
(Cost $892,888)		$892,888	54.0%
Total Investments
(Cost $1,327,864)		$1,134,613	68.6%
Other Assets in Excess of Liabilities		518,088	31.4%
Total Net Assets		$1,652,701	100.0%
(a)	Position represents less than 0.05%.
(b)	Collateral amounted to $190,805 on open Commodity Futures Contracts.
(c)	Non-income producing security.
(d)	Security fair valued as of December 31, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities on December 31, 2023 amounted to $887 which represents approximately 0.05% of net assets of the Fund.
(e)	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $28,097, which represents 1.7% of net assets as of December 31, 2023.

The accompanying notes are an integral part of the financial statements.

10	Semi-Annual Report December 31, 2023

USCF ETF TRUST
USCF SUSTAINABLE BATTERY METALS STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2023 (unaudited) (continued)

Summary of Investments by Country^
United States	77.9%
China	7.2
Germany	4.4
Australia	3.1
Japan	2.1
Chile	1.9
Jersey Island	1.2
Norway	0.9
France	0.9
South Korea	0.2
Brazil	0.1
Netherlands	0.1
100.0%

Summary of Investments by Sector^
Government	70.8%
Basic Materials	25.8
Industrial	2.8
Energy	0.6
100.0%

^ As a percentage of total investments.

The accompanying notes are an integral part of the financial statements.
11

USCF ETF TRUST
USCF ENERGY COMMODITY STRATEGY ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2023 (unaudited)

Besides the following listed Commodity Futures Contracts and United States Treasury Obligations of the Fund and its wholly-owned subsidiary, there were no additional investments held by the Fund at December 31, 2023.

The following Commodity Futures Contracts of the Fund’s wholly-owned subsidiary were open at December 31, 2023 (see Security Valuation in the Notes to Financial Statements):

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
United States Contracts
NYMEX WTI Crude Oil Futures CL, March 2024 contracts	59	$4,369,540	Feb-24	$(130,980)	(4.2)%
NYMEX RBOB Gasoline Futures RB, March 2024 contracts	7	630,189	Feb-24	(5,204)	(0.2)%
	66	4,999,729		(136,184)	(4.4)%
Open Commodity Futures Contracts – Short(a)
United States Contracts
NYMEX Natural Gas Futures NG, March 2024 contracts	36	(893,880)	Feb-24	56,160	1.8%
NYMEX WTI Crude Oil Futures CL, December 2024 contracts	30	(2,177,100)	Nov-24	68,100	2.2%
NYMEX RBOB Gasoline Futures RB, December 2024 contracts	4	(337,478)	Nov-24	5,746	0.2%
	70	(3,408,458)		130,006	4.2%
Total Open Commodity Futures Contracts(b)	136	$1,591,271		$(6,178)	(0.2)%

The accompanying notes are an integral part of the financial statements.

12	Semi-Annual Report December 31, 2023

USCF ETF TRUST
USCF ENERGY COMMODITY STRATEGY ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2023 (unaudited) (continued)

	Principal Amount	Market Value	% of Total Net Assets
Cash Equivalents
United States Treasury Obligations
U.S. Treasury Bills:
5.36%, 1/18/2024	300,000	$299,249	9.5%
4.98%, 2/01/2024	475,000	472,855	15.0%
5.30%, 2/15/2024	700,000	695,411	22.0%
5.30%, 2/29/2024	900,000	892,271	28.3%
5.30%, 3/07/2024	135,000	133,703	4.2%
Total Treasury Obligations
(Cost $2,493,489)		$2,493,489	79.0%
Total Investments
(Cost $2,493,489)		$2,487,311	78.8%
Other Assets in Excess of Liabilities		670,852	21.2%
Total Net Assets		$3,158,163	100.0%

(a)	All short contracts are offset by long positions in Commodity Futures Contracts and are acquired solely for the purpose of reducing a long position (e.g., due to a redemption or to reflect a rebalancing of the USE).
(b)	Collateral amounted to $611,084 on open Commodity Futures Contracts.

Summary of Investments by Country^
United States	100.0%

Summary of Investments by Sector^
Government	100.0%

^ As a percentage of total investments.

The accompanying notes are an integral part of the financial statements.
13

USCF ETF TRUST
USCF SUSTAINABLE COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2023 (unaudited)

Besides the following listed Commodity Futures Contracts, Common Stocks, United States Treasury Obligations and Exchange-Traded Funds of the Fund and its wholly-owned subsidiary, there were no additional investments held by the Fund at December 31, 2023.

The following Commodity Futures Contracts of the Fund’s wholly-owned subsidiary were open at December 31, 2023 (see Security Valuation in the Notes to Financial Statements):

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Foreign Contracts – Long
Euronext Rapeseed EURO Futures IJ, February 2024 contracts	3	$70,828	Jan-24	$(1,837)	(0.1)%
ICE Canola Futures RS, March 2024 contracts	8	79,363	Mar-24	(2,366)	(0.1)%
ICE ECX EMISSION Futures MO, December 2024 contracts	2	171,890	Dec-24	265	0.0	%(a)
	13	322,081		(3,938)	(0.2)%
United States Contracts

ICE Sugar #11 Futures SB, March 2024 contracts	2	59,438	Feb-24	(13,339)	(0.5)%
ICE Cotton Futures CT, March 2024 contracts	1	40,460	Mar-24	40	0.0	%(a)
ICE Cocoa Futures CC, March 2024 contracts	1	39,410	Mar-24	2,550	0.1%
CBOT Corn Futures C, March 2024 contracts	9	219,825	Mar-24	(7,763)	(0.3)%
CBOT Rough Rice Futures RR, March 2024 contracts	3	103,120	Mar-24	2,000	0.1%
CBOT Soybean Futures S, March 2024 contracts	2	132,475	Mar-24	(2,675)	(0.1)%
CBOT Wheat Future W, March 2024 contracts	3	90,588	Mar-24	3,613	0.1%
ICE Coffee Futures KC, March 2024 contracts	1	64,387	Mar-24	6,225	0.2%
NYMEX Chicago Ethanol S Futures CU, March 2024 contracts	1	72,975	Mar-24	(5,355)	(0.2)%

The accompanying notes are an integral part of the financial statements.

14	Semi-Annual Report December 31, 2023

USCF ETF TRUST
USCF SUSTAINABLE COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2023 (unaudited) (continued)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
United States Contracts (continued)
ICE Biodiesel D4 RIN Futures RI, June 2024 contracts	2	81,850	Jun-24	$(4,750)	(0.2)%
ICE PJM TQRECC I ZQ, July 2024 contracts	13	48,009	Jul-24	(1,274)	(0.0	)%(b)
ICE CA Low Carbon Fuel Futures ZR, December 2024 contracts	2	14,525	Dec-24	(325)	(0.0	)%(b)
	40	967,062		(21,053)	(0.8)%
Total Open Commodity Futures Contracts(c)	53	$1,289,143		$(24,991)	(1.0)%

	Shares	Market Value	% of Total Net Assets
Common Stocks
Aerospace & Defense
Hexcel Corp	100	$7,375	0.3%
Chemicals
Daqo New Energy Corp., ADR(d)	600	15,960	0.6%
Electric
AES Brasil Energia SA(d)	10,100	25,616	1.0%
Boralex, Inc. – Class A	800	20,434	0.8%
Brookfield Renewable Corp. – Class A	700	20,153	0.8%
EDP Renovaveis SA	1,132	23,165	0.9%
FTC Solar, Inc.(d)	6,400	4,434	0.2%
Greenvolt-Energias Renovaveis SA(d)	103	931	0.0	%(a)
Light S/A(d)	9,300	15,316	0.6%
Meridian Energy Ltd.	8,940	31,358	1.2%
NextEra Energy, Inc.	200	12,148	0.5%
Ormat Technologies, Inc.	100	7,579	0.3%
Orsted AS, 144A(e)	232	12,868	0.5%
ReNew Energy Global PLC – Class A(d)	2,600	19,916	0.8%
		193,918	7.6%
Energy – Alternate Sources
Array Technologies, Inc.(d)	1,300	21,840	0.8%
Canadian Solar, Inc.(d)	1,500	39,345	1.5%

The accompanying notes are an integral part of the financial statements.
15

USCF ETF TRUST
USCF SUSTAINABLE COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2023 (unaudited) (continued)

	Shares	Market Value	% of Total Net Assets
Common Stocks (continued) Energy – Alternate Sources (continued)
Corp. ACCIONA Energias Renovables SA=	780	$24,194	0.9%
Energix-Renewable Energies Ltd.	1,127	4,159	0.1%
Enphase Energy, Inc.(d)	100	13,214	0.5%
ERG SpA	168	5,356	0.2%
First Solar, Inc.(d)	200	34,456	1.3%
Flat Glass Group Co. Ltd. – Class H	8,000	13,503	0.5%
Gigasolar Materials Corp.(d)	2,000	5,898	0.2%
Grenergy Renovables SA(d)	1,150	43,497	1.7%
JA Solar Technology Co. Ltd. – Class A	3,600	10,476	0.4%
JinkoSolar Holding Co. Ltd., ADR	500	18,470	0.7%
LONGi Green Energy Technology Co. Ltd. – Class A	6,200	19,939	0.8%
Maxeon Solar Technologies Ltd.(d)	3,100	22,227	0.8%
Ming Yang Smart Energy Group Ltd. – Class A	2,900	5,107	0.2%
Motech Industries, Inc.	3,000	2,742	0.1%
Neoen SA, 144A(e)	52	1,739	0.1%
Nordex SE(d)	1,599	18,370	0.7%
OX2 AB(d)	3,125	17,008	0.6%
OY Nofar Energy Ltd.(d)	536	14,401	0.5%
PNE AG	110	1,682	0.1%
Scatec ASA, 144A(e)	953	7,709	0.3%
Serena Energia SA(d)	2,300	4,834	0.2%
Solaria Energia y Medio Ambiente SA(d)	1,641	33,735	1.3%
Sungrow Power Supply Co. Ltd. – Class A	2,700	33,213	1.3%
Sunrun, Inc.(d)	2,300	45,149	1.7%

TCL Zhonghuan Renewable Energy Technology Co. Ltd. – Class A	1,600	3,514	0.1%
Terna Energy SA	91	1,598	0.1%
Titan Wind Energy Suzhou Co. Ltd. – Class A(d)	10,700	17,431	0.7%
Xinte Energy Co. Ltd. – Class H(d)	10,800	15,131	0.6%
		499,937	19.0%
Engineering & Construction
Eolus Vind AB – Class B	363	3,195	0.1%
Investment Companies
Aker Horizons ASA(d)	27,526	11,807	0.4%
Machinery – Construction & Mining
GoodWe Technologies Co. Ltd. – Class A	771	14,139	0.5%

The accompanying notes are an integral part of the financial statements.

16	Semi-Annual Report December 31, 2023

USCF ETF TRUST
USCF SUSTAINABLE COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2023 (unaudited) (continued)

	Shares	Market Value	% of Total Net Assets
Common Stocks (continued) Engineering & Construction (continued)
Transportation
Cadeler A/S(d)	1,326	$6,126	0.2%
Total Common Stocks
(Cost $753,379)		$752,457	28 .7%

	Principal Amount	Market Value	% of Total Net Assets
Exchange-Traded Funds
USCF Sustainable Battery Metals Strategy Fund(f) (Cost $1,052,640)	49,500	$822,195	31.4%

Cash Equivalents
United States Treasury Obligations
U.S. Treasury Bills:
5.39%, 1/18/2024	220,000	$219,446	8.3%
5.30%, 2/15/2024	680,000	675,542	25.8%
Total Treasury Obligations (Cost $894,988)		$894,988	34.1%
Total Investments (Cost $2,701,007)		$2,444,649	93.2%
Other Assets in Excess of Liabilities		178,449	6.8%
Total Net Assets		$2,623,098	100.0%

(a)	Position represents less than 0.05%.
(b)	Position represents greater than (0.05)%.
(c)	Collateral amounted to $253,510 on open Commodity Futures Contracts.
(d)	Non-income producing security.
(e)	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $22,316, which represents 0.9% of net assets as of December 31, 2023.
(f)	Affiliated issuer.

The accompanying notes are an integral part of the financial statements.
17

USCF ETF TRUST
USCF SUSTAINABLE COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2023 (unaudited) (continued)

ADR: American Depositary Receipt

A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2023 is as follows:

Market Value at 6/30/2023	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss) on Affiliated investments	Net Change in Unrealized Appreciation (Depreciation) on Affiliated investments	Affiliated investment Interest Income	Distributions from Capital Gain	Number of Shares at 12/31/23	Market Value at 12/31/23
Exchange-Traded Fund — 31%
USCF Sustainable Battery Metals Strategy Fund
$ —	$1,052,640	$—	$—	$(230,445)	$28,196	$—	49,500	$822,195

Summary of Investments by Country^
United States	77.2%
China	6.8
Spain	5.0
Canada	2.4
Brazil	1.9
New Zealand	1.3
Sweden	0.8
Germany	0.8
India	0.8
Israel	0.8
Denmark	0.5
Norway	0.5
Taiwan	0.3
South Africa	0.3
Hong Kong	0.2
Italy	0.2
France	0.1
Greece	0.1
Portugal	0.0 (a)
100.0%

The accompanying notes are an integral part of the financial statements.

18	Semi-Annual Report December 31, 2023

USCF ETF TRUST
USCF SUSTAINABLE COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2023 (unaudited) (continued)

Summary of Investments by Sector^
Government	36.2%
Financial	33.8
Energy	20.2
Utilities	7.9
Industrial	1.3
Basic Materials	0.6
100.0%

^ As a percentage of total investments.

(a)	Position represents less than 0.05%.

The accompanying notes are an integral part of the financial statements.
19

USCF ETF TRUST
USCF ALUMINUM STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2023 (unaudited)

Besides the following listed Commodity Futures Contracts and United States Treasury Obligations of the Fund and its wholly-owned subsidiary, there were no additional investments held by the Fund at December 31, 2023.

The following Commodity Futures Contracts of the Fund’s wholly-owned subsidiary were open at December 31, 2023 (see Security Valuation in the Notes to Financial Statements):

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long United States Contracts
LME Aluminum Futures LA, February 2024 contracts	22	$1,252,044	Feb-24	$44,581	1.1%
LME Aluminum Futures LA, March 2024 contracts	22	1,258,512	Mar-24	47,050	1.2%
LME Aluminum Futures LA, April 2024 contracts	22	1,214,900	Apr-24	97,125	2.5%
	66	3,725,456		188,756	4.8%
Total Open Commodity Futures Contracts(a)	66	$3,725,456		$188,756	4.8%

	Principal Amount	Market Value	% of Total Net Assets
Cash Equivalents
United States Treasury Obligations
U.S. Treasury Bills:
5.39%, 1/04/2024	750,000	$749,667	19.1%
5.39%, 1/18/2024	225,000	224,433	5.7%
4.98%, 2/01/2024	500,000	497,742	12.7%
5.39%, 2/29/2024	125,000	123,912	3.1%
5.38%, 3/07/2024	750,000	742,699	18.9%
5.28%, 3/28/2024	225,000	222,159	5.7%
Total Treasury Obligations (Cost $2,560,612)		$2,560,612	65.2%
Total Investments (Cost $2,560,612)		$2,749,368	70.0%
Other Assets in Excess of Liabilities		1,176,681	30.0%
Total Net Assets		$3,926,049	100.0%

(a)	Collateral amounted to $116,421 on open Commodity Futures Contracts.

The accompanying notes are an integral part of the financial statements.

20	Semi-Annual Report December 31, 2023

USCF ETF TRUST

USCF ALUMINUM STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2023 (unaudited) (continued)

Summary of Investments by Country^
United States	100.0%

Summary of Investments by Sector^
Government	100.0%

^ As a percentage of total investments.

The accompanying notes are an integral part of the financial statements.

21

USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND
SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2023 (unaudited)

	% of Total Net Assets	Shares	Market Value
Common Stocks	75.0%
Pipelines	75.0%
Antero Midstream Corp.	4.6%	843,399	$10,567,789
Cheniere Energy, Inc.	7.3%	97,279	16,606,498
DT Midstream, Inc.	4.1%	169,922	9,311,726
Enbridge, Inc.	7.7%	487,306	17,552,762
EnLink Midstream LLC(a)	2.2%	403,441	4,905,843
Equitrans Midstream Corp	3.9%	866,120	8,817,102
Gibson Energy, Inc.	2.0%	293,153	4,475,330
Hess Midstream LP – Class A	2.2%	157,434	4,979,637
Keyera Corp.	4.0%	375,170	9,113,222
Kinder Morgan, Inc.	4.6%	597,150	10,533,726
ONEOK, Inc.	8.1%	264,304	18,559,427
Pembina Pipeline Corp.	4.5%	300,787	10,353,089
Plains GP Holdings LP – Class A(a)	6.9%	986,137	15,728,885
Targa Resources Corp.	4.7%	122,074	10,604,568
TC Energy Corp.	3.7%	216,648	8,468,770
Williams Cos., Inc. (The)	4.5%	294,850	10,269,626
			170,848,000
Total Common Stocks
(Cost $137,688,372	75.0%		170,848,000
Master Limited Partnerships	24.0%
Oil & Gas	0.9%
Sunoco LP	0.9%	33,258	1,993,152
Pipelines	23.1%
Energy Transfer LP	8.7%	1,432,508	19,768,610
Enterprise Products Partners LP	7.6%	658,072	17,340,197
MPLX LP	4.6%	283,184	10,398,516
NuStar Energy LP	1.0%	124,098	2,318,151
Western Midstream Partners LP	1.2%	98,173	2,872,542
			52,698,016
Total Master Limited Partnerships
(Cost $36,745,424)	24.0%		54,691,168
Money Market Funds	0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.25%(b)
(Cost $1,555,984)	0.7%	1,555,984	1,555,984
Total Investments
(Cost $175,989,780)	99.7%		227,095,152
Other Assets in Excess of Liabilities	0.3%		694,015
Total Net Assets	100.0%		$227,789,167

(a)	Non-income producing security.
(b)	Reflects the 7-day yield at December 31, 2023.

The accompanying notes are an integral part of the financial statements.

22	Semi-Annual Report December 31, 2023

USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND

SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2023 (unaudited) (continued)

Summary of Investments by Country^
United States	78.0%
Canada	22.0
100.0%

Summary of Investments by Sector^
Energy	99.3%
Money Market Funds	0.7
100.0%

^ As a percentage of total investments.

The accompanying notes are an integral part of the financial statements.

23

USCF ETF TRUST

USCF DIVIDEND INCOME FUND
SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2023 (unaudited)

	% of Total Net Assets	Shares	Market Value
Common Stocks	97.8%
Advertising	5.2%
Interpublic Group of Cos., Inc. (The)	3.5%	6,300	$205,632
Omnicom Group, Inc.	1.7%	1,170	101,217
			306,849
Banks	19.1%
Associated Banc-Corp.	2.4%	6,599	141,152
Bank of America Corp.	2.1%	3,655	123,064
Bank of New York Mellon Corp. (The)	3.3%	3,713	193,262
Goldman Sachs Group, Inc. (The)	3.6%	556	214,488
JPMorgan Chase & Co.	4.8%	1,647	280,155
Royal Bank of Canada	2.9%	1,690	170,910
			1,123,031
Beverages	4.3%
Coca-Cola Co. (The)	4.3%	4,257	250,865
Biotechnology	3.0%
Gilead Sciences, Inc.	3.0%	2,160	174,981
Chemicals	2.1%
Nutrien Ltd.	2.1%	2,142	120,659
Diversified Financial Services	5.9%
CME Group, Inc.	2.5%	702	147,841
Jefferies Financial Group, Inc.	3.4%	4,906	198,252
			346,093
Healthcare-Products	3.5%
Medtronic PLC	3.5%	2,484	204,632
Insurance	4.0%
Old Republic International Corp.	4.0%	8,019	235,759
Media	4.0%
Comcast Corp. – Class A	4.0%	5,403	236,921
Packaging & Containers	1.8%
Sonoco Products Co.	1.8%	1,907	106,544
Pharmaceuticals	14.7%
AbbVie, Inc.	3.7%	1,412	218,818
Cardinal Health, Inc.	2.7%	1,599	161,179
Johnson & Johnson	4.1%	1,521	238,402
Merck & Co., Inc.	2.3%	1,267	138,128
Pfizer, Inc.	1.9%	3,807	109,603
			866,130
REITS	9.7%
Camden Property Trust	1.3%	743	73,772
Host Hotels & Resorts, Inc.	2.5%	7,516	146,337
Lamar Advertising Co. – Class A	2.5%	1,366	145,179
Mid-America Apartment Communities, Inc.	1.2%	544	73,146
STAG Industrial, Inc.	2.2%	3,366	132,149
			570,583

The accompanying notes are an integral part of the financial statements.

24	Semi-Annual Report December 31, 2023

USCF ETF TRUST
USCF DIVIDEND INCOME FUND
SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2023 (unaudited) (continued)

	% of Total Net Assets	Shares	Market Value
Common Stocks (continued)
Retail	2.6%
MSC Industrial Direct Co., Inc. – Class A	2.6%	1,489	$150,776
Semiconductors	9.2%
Broadcom, Inc.	5.4%	283	315,899
Texas Instruments, Inc.	3.8%	1,323	225,518
			541,417
Software	3.4%
Paychex, Inc.	3.4%	1,671	199,033
Telecommunications	3.8%
Cisco Systems, Inc.	3.8%	4,396	222,086
Transportation	1.5%
United Parcel Service, Inc. – Class B	1.5%	560	88,049
Total Common Stocks
(Cost $5,232,458)	97.8%		5,744,408
Money Market Funds	2.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.25%(a)
(Cost $117,187)	2.0%	117,187	117,187
Total Investments
(Cost $5,349,645)	99.8%		5,861,595
Other Assets in Excess of Liabilities	0.2%		11,210
Total Net Assets	100.0%		$5,872,805

(a) Reflects the 7-day yield at December 31, 2023.

Summary of Investments by Country^
United States	95.0%
Canada	5.0
100.0%

Summary of Investments by Sector^
Financial	38.8%
Consumer, Non-cyclical	25.5
Communications	13.1
Technology	12.6
Industrial	3.3
Consumer, Cyclical	2.6
Basic Materials	2.1
Money Market Funds	2.0
100.0%

^ As a percentage of total investments.

The accompanying notes are an integral part of the financial statements.

25

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2023 (unaudited)

	USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	USCF Gold Strategy Plus Income Fund
Assets:
Investments, at Market Value:	$2,426,941	$—
Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	(260,159)	4,640
Cash	8,254,456	3,004,832
Receivables:
Deposit with broker for Commodity Futures Contracts	1,510,799	(44,614)
Variation margin in Commodity Futures Contracts	—	196,996
Dividends and Interest	45,349	15,968
Other Assets	676	—
Total Assets	11,978,062	3,177,822
Liabilities:
Written Call Options, at fair value	—	6,880
Payables:
Variation margin in Commodity Futures Contracts	183,896	—
Accrued Management Fees	8,068	1,379
Total Liabilities	191,964	8,259
Total Net Assets	$11,786,098	$3,169,563

Net Assets Consist of:
Capital Paid In	$12,037,512	$3,147,708
Total Distributable Earnings (Loss)	(251,414)	21,855
Total Net Assets	$11,786,098	$3,169,563

Net Asset Value Per Share:
Total Net Assets	$11,786,098	$3,169,563
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	675,000	125,000
Net Asset Value	$17.46	$25.36
Investments, at Cost	$2,426,941	$—
Written Call Options, Premiums received	$—	$6,197

The accompanying notes are an integral part of the financial statements.

26	Semi-Annual Report December 31, 2023

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2023 (unaudited) (continued)

	USCF Sustainable Battery Metals Strategy Fund	USCF Energy Commodity Strategy Absolute Return Fund
Assets:
Investments, at Market Value	$1,261,625	$2,493,489
Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	(127,012)	(6,178)
Cash	79,449	35,167
Receivables:
Variation margin in Commodity Futures Contracts	—	23,089
Deposit with broker for Commodity Futures Contracts	763,751	611,084
Dividends and Interest	2,184	3,797
Total Assets	1,979,997	3,160,448

Liabilities:
Payables:
Variation margin in Commodity Futures Contracts	326,422	—
Accrued Management Fees	874	2,285
Total Liabilities	327,296	2,285
Total Net Assets	$1,652,701	$3,158,163

Net Assets Consist of:
Capital Paid In	$2,312,693	$3,155,041
Total Distributable Earnings (Loss)	(659,992)	3,122
Total Net Assets	$1,652,701	$3,158,163

Net Asset Value Per Share:
Total Net Assets	$1,652,701	$3,158,163
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	100,000	100,000
Net Asset	$16.53	$31.58
Investments, at Cost	$1,327,864	$2,493,489

The accompanying notes are an integral part of the financial statements.

27

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2023 (unaudited) (continued)

	USCF Sustainable Commodity Strategy Fund	USCF Aluminum Strategy Fund
Assets:
Investments, at Market Value	$2,469,640	$2,560,612
Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	(24,991)	188,756
Cash	57,534	1,110,536
Foreign currency, at value (cost $(36,736), respectively)	84
Receivables:
Deposit with broker for Commodity Futures Contracts	253,257	116,421
Interest	459	2,570
Reimbursement	2,736	—
Total Assets	2,758,719	3,978,895

Liabilities:
Payables:
Investment securities purchased	36,736	—
Variation margin on Commodity Futures Contracts	97,597	51,213
Accrued Management Fees	1,288	1,633
Total Liabilities	135,621	52,846
Total Net Assets	$2,623,098	$3,926,049

Net Assets Consist of:
Capital Paid In	$3,000,000	$3,781,233
Total Distributable Earnings (Loss)	(376,902)	144,816
Total Net Assets	$2,623,098	$3,926,049

Net Asset Value Per Share:
Total Net Assets	$2,623,098	$3,926,049
Shares of Beneficial Interest Outstanding
(Unlimited Shares of $0.001 Par Value Authorized)	100,000	125,000
Net Asset Value	$26.23	$31.41
Investments, at Cost	$2,701,007	$2,560,612

The accompanying notes are an integral part of the financial statements.

28	Semi-Annual Report December 31, 2023

USCF ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2023 (unaudited)

	USCF Midstream Energy Income Fund	USCF Dividend Income Fund
Assets:
Investments, at Market Value	$227,095,152	$5,861,595
Foreign currency, at value (cost $120,340 and $—, respectively)	120,340	—
Receivables:
Investment securities sold	1,131,429	—
Dividends	310,930	13,205
Interest	7,835	514
Capital Shares	3,544	—
Foreign tax reclaim	—	674
Total Assets	228,669,230	5,875,988

Liabilities:
Payables:
Investment securities purchased	717,537	—
Accrued Management Fees	162,526	3,183
Total Liabilities	880,063	3,183
Total Net Assets	$227,789,167	$5,872,805

Net Assets Consist of:
Capital Paid In	$173,498,235	$5,583,475
Total Distributable Earnings (Loss)	54,290,932	289,330
Total Net Assets	$227,789,167	$5,872,805

Net Asset Value Per Share:
Total Net Assets	$227,789,167	$5,872,805
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	6,240,000	225,000
Net Asset Value	$36.50	$26.10
Investments, at Cost	$175,989,780	$5,349,645

The accompanying notes are an integral part of the financial statements.

29

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2023

	USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	USCF Gold Strategy Plus Income Fund
Investment Income:
Interest Income	$290,527	$83,476
Total Investment Income	290,527	83,476

Expenses:
Management Fees	44,510	7,230
Brokerage commissions	5,218	661
Total Expenses	49,728	7,891
Less Fees Waived (Note 4)	(11,128)	—
Net Expenses	38,600	7,891
Net Investment Income (Loss)	251,927	75,585

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Commodity
Futures Contracts(a)	25,765	29,650
Net Realized Gain (Loss) on Written Call Options	—	39,372
Net Realized Gain (Loss) on Short-term investments	—	(212)
Net realized gain (loss)	25,765	68,810
Net Change in Unrealized Appreciation (Depreciation) on Commodity Futures Contracts	(23,411)	96,100
Net Change in Unrealized Appreciation (Depreciation) on Written Call Options	—	(3,357)
Net change in unrealized appreciation (depreciation)	(23,411)	92,743
Net Change in Realized and Unrealized Gain (Loss) on Commodity Futures Contracts, Written Call Options and Short-term investments	2,354	161,553
Net Increase (Decrease) in Net Assets Resulting from Operations	$254,281	$237,138

(a) Net of commissions of $941 and $233 respectively.

The accompanying notes are an integral part of the financial statements.

30	Semi-Annual Report December 31, 2023

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2023 (continued)

	USCF Sustainable Battery Metals Strategy Fund	USCF Energy Commodity Strategy Absolute Return Fund
Investment Income:
Dividend Income (less net foreign withholding tax $295 and $0)	$2,108	$—
Interest Income	33,651	86,064
Total Investment Income	35,759	86,064

Expenses:
Management Fees	7,678	14,072
Total Expenses	7,678	14,072
Less Fees Waived (Note 4)	(1,944)	—
Net Expenses	5,734	14,072
Net Investment Income (Loss)	30,025	71,992

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Commodity Futures Contracts(a)	(422,697)	74,261
Net Realized Gain (Loss) on:
Investments	(45,999)	89
Foreign currency translations	(527)	—
Net realized gain (loss)	(468,723)	74,350
Net Change in Unrealized Appreciation (Depreciation) on Commodity Futures Contracts	(51,047)	74,245
Net Change in unrealized appreciation (depreciation) on:
Investments	(36,900)	—
Foreign currency translations	(856)	—
Net change in unrealized appreciation (depreciation)	(88,803)	74,245
Net Change in Realized and Unrealized Gain (Loss) on Commodity Futures Contracts, Written Call Options and Short-term investments	(557,526)	148,595
Net Increase (Decrease) in Net Assets Resulting from Operations	$(527,501)	$220,587

(a) Net of commissions of $3,311 and $6,952 respectively.

The accompanying notes are an integral part of the financial statements.

31

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2023 (continued)

	USCF Sustainable Commodity Strategy Fund(a)	USCF Aluminum Strategy Fund(b)
Investment Income:
Dividend Income (less net foreign withholding tax $296 and $0)	$30,791	$—
Interest Income	23,417	36,458
Total Investment Income	54,208	36,458

Expenses:
Management Fees	5,683	4,585
Total Expenses	5,683	4,585
Less Fees Waived (Note 4)	(2,131)	—
Net Expenses	3,552	4,585
Net Investment Income (Loss)	50,656	31,873

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Commodity
Futures Contracts(c)	(95,558)	(50,706)
Net Realized Gain (Loss) on:
Investments	(37,888)	—
Foreign currency translations	(2,525)	—
Net realized gain (loss)	(135,971)	(50,706)
Net Change in Unrealized Appreciation (Depreciation) on Commodity Futures Contracts	(24,779)	188,756
Net change in unrealized appreciation (depreciation) on:
Investments	(231,367)	—
Foreign currency translations	1,668	—
Net change in unrealized appreciation (depreciation)	(254,478)	188,756
Net Change in Realized and Unrealized Gain (Loss) on Investments	(390,449)	138,050
Net Increase (Decrease) in Net Assets Resulting from Operations	$(339,793)	$169,923

(a)	Inception Date, August 8, 2023.
(b)	Inception Date, October 6, 2023.
(c)	Net of commissions of $631 and $506 respectively.

The accompanying notes are an integral part of the financial statements.

32	Semi-Annual Report December 31, 2023

USCF ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2023

	USCF Midstream Energy Income Fund	USCF Dividend Income Fund
Investment Income:
Dividend Income (less net foreign withholding tax $239,492 and $1,106)	$4,251,634	$103,228
Interest Income	53,644	—
Total Investment Income	4,305,278	103,228

Expenses:
Management Fees	927,719	18,230
Total Expenses	927,719	18,230
Net Investment Income (Loss)	3,377,559	84,998

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	3,167,746	(50,484)
Foreign currency translations	2,839	(48)
Net realized gain (loss)	3,170,585	(50,532)
Net change in unrealized appreciation (depreciation) on:
Investments	12,513,040	243,160
Foreign currency translations	(208)	253
Net change in unrealized appreciation (depreciation)	12,512,832	243,413
Net Change in Realized and Unrealized Gain (Loss) on Investments	15,683,417	192,881
Net Increase (Decrease) in Net Assets Resulting from Operations	$19,060,976	$277,879

The accompanying notes are an integral part of the financial statements.

33

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund		USCF Gold Strategy Plus Income Fund
	For the Period Ended December 31, 2023 (unaudited)	For the Year Ended June 30, 2023	For the Period Ended December 31, 2023 (unaudited)	For the Year Ended June 30, 2023
Operations:
Net Investment Income (Loss)	$251,927	$268,457	$75,585	$102,134
Net Realized Gain (Loss)	25,765	(800,274)	68,810	126,164
Net Changes in Unrealized Appreciation (Depreciation)	(23,411)	365,224	92,743	9,603
Net Increase (Decrease) in Net Assets Resulting from Operations	254,281	(166,593)	237,138	237,901

Distributions to Shareholders from:
Distributions	(208,989)	(3,022,277)	(224,084)	(127,148)
Total Distributions to Shareholders	(208,989)	(3,022,277)	(224,084)	(127,148)

Shareholder Transactions:
Proceeds from Shares Sold	5,498,066	3,045,435	647,686	3,680,970
Cost of Shares Redeemed	(2,213,722)	(2,007,459)	(625,187)	(3,836,208)
Net Increase (Decrease) in Net Assets from Shares Transactions	3,284,344	1,037,976	22,499	(155,238)
Net Increase (Decrease) in Net Assets	3,329,636	(2,150,894)	35,553	(44,485)

Net Assets:
Beginning of Period	8,456,462	10,607,356	3,134,010	3,178,495
End of Period	$11,786,098	$8,456,462	$3,169,563	$3,134,010

Changes in Shares Outstanding:
Shares Outstanding, Beginning of Period	500,000	450,000	125,000	125,000
Shares Issued	300,000	150,000	25,000	150,000
Shares Redeemed	(125,000)	(100,000)	(25,000)	(150,000)
Shares Outstanding, End of Period	675,000	500,000	125,000	125,000

The accompanying notes are an integral part of the financial statements.

34	Semi-Annual Report December 31, 2023

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (continued)

	USCF Sustainable Battery Metals Strategy Fund		USCF Energy Commodity Strategy Absolute Return Fund
	For the Period Ended December 31, 2023 (unaudited)	For the Period Ended June 30, 2023(a)	For the Period Ended December 31, 2023 (unaudited)	For the Period Ended June 30, 2023(b)
Operations:
Net Investment Income (Loss)	$30,025	$37,484	$71,992	$19,121
Net Realized Gain (Loss)	(468,723)	(189,560)	74,350	151,115
Net Changes in Unrealized Appreciation (Depreciation)	(88,803)	(104,529)	74,245	(80,424)
Net Increase (Decrease) in Net Assets Resulting from Operations	(527,501)	(256,605)	220,587	89,812

Distributions to Shareholders from:
Distributions	(59,612)	—	(152,236)	—
Total Distributions to Shareholders	(59,612)	—	(152,236)	—

Shareholder Transactions:
Proceeds from Shares Sold	—	2,496,419	—	3,000,000
Cost of Shares Redeemed	—	—	—	—
Net Increase (Decrease) in Net Assets from Shares Transactions	—	2,496,419	—	3,000,000
Net Increase (Decrease) in Net Assets	(587,113)	2,239,814	68,351	3,089,812

Net Assets:
Beginning of Period	2,239,814	—	3,089,812	—
End of Period	$1,652,701	$2,239,814	$3,158,163	$3,089,812

Changes in Shares Outstanding:
Shares Outstanding, Beginning of Period	100,000	—	100,000	—
Shares Issued	—	100,000	—	100,000
Shares Redeemed	—	—	—	—
Shares Outstanding, End of Period	100,000	100,000	100,000	100,000

(a)	Inception Date, January 10, 2023.
(b)	Inception Date, May 4, 2023.

The accompanying notes are an integral part of the financial statements.

35

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (continued)

	USCF Sustainable Commodity Strategy Fund For the Period Ended December 31, 2023(a) (unaudited)	USCF Aluminum Strategy Fund For the Period Ended December 31, 2023(b) (unaudited)
Operations:
Net Investment Income (Loss)	$50,656	$31,873
Net Realized Gain (Loss)	(135,971)	(50,706)
Net Changes in Unrealized Appreciation (Depreciation)	(254,478)	188,756
Net Increase (Decrease) in Net Assets Resulting from Operations	(339,793)	169,923

Distributions to Shareholders from:
Distributions	(37,109)	(25,107)
Total Distributions to Shareholders	(37,109)	(25,107)

Shareholder Transactions:
Proceeds from Shares Sold	3,000,000	3,781,233
Cost of Shares Redeemed	—	—
Net Increase (Decrease) in Net Assets from Shares Transactions	3,000,000	3,781,233
Net Increase (Decrease) in Net Assets	2,623,098	3,926,049

Net Assets:
Beginning of Period	—	—
End of Period	$2,623,098	$3,926,049

Changes in Shares Outstanding:
Shares Outstanding, Beginning of Period	—	—
Shares Issued	100,000	125,000
Shares Redeemed	—	—
Shares Outstanding, End of Period	100,000	125,000

(a)	Inception Date, August 9, 2023.
(b)	Inception Date, October 6, 2023.

The accompanying notes are an integral part of the financial statements.

36	Semi-Annual Report December 31, 2023

USCF ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	USCF Midstream Energy Income Fund		USCF Dividend Income Fund
	For the Period Ended December 31, 2023 (unaudited)	For the Year Ended June 30, 2023	For the Period Ended December 31, 2023 (unaudited)	For the Year Ended June 30, 2023
Operations:
Net Investment Income (Loss)	$3,377,559	$5,564,810	$84,998	$164,024
Net Realized Gain (Loss)	3,170,585	786,669	(50,532)	(180,123)
Net Changes in Unrealized Appreciation (Depreciation)	12,512,832	18,890,839	243,413	596,151
Net Increase (Decrease) in Net Assets Resulting from Operations	19,060,976	25,242,318	277,879	580,052

Distributions to Shareholders from:
Distributions	(5,109,380)	(4,590,858)	(80,948)	(173,760)
Capital Gain	—	(756,306)	—	(60)
Return of Capital	—	(4,330,404)	—	—
Total Distributions to Shareholders	(5,109,380)	(9,677,568)	(80,948)	(173,820)

Shareholder Transactions:
Proceeds from Shares Sold	8,599,873	38,550,653	—	—
Cost of Shares Redeemed	—	—	—	—
Net Increase (Decrease) in Net Assets from Shares Transactions	8,599,873	38,550,653	—	—
Net Increase (Decrease) in Net Assets	22,551,469	54,115,403	196,931	406,232

Net Assets:
Beginning of Period	205,237,698	151,122,295	5,675,874	5,269,642
End of Period	$227,789,167	$205,237,698	$5,872,805	$5,675,874

Changes in Shares Outstanding:
Shares Outstanding, Beginning of Period	6,000,000	4,850,000	225,000	225,000
Shares Issued	240,000	1,150,000	—	—
Shares Redeemed	—	—	—	—
Shares Outstanding, End of Period	6,240,000	6,000,000	225,000	225,000

The accompanying notes are an integral part of the financial statements.

37

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the
	Period Ended
	December 31,
	2023		For the Year Ended June 30,
	(Unaudited)		2023	2022		2021		2020		2019
Net Asset Value, Beginning of Year	$16.91		$23.57	$20.55		$13.17		$18.46		$21.94
Income (Loss) from Operations:
Net Investment Income (Loss)(a)	0.39		0.57	(0.09)		(0.09)		0.12		0.26
Net Realized and Unrealized Gain (Loss)	0.50		(0.87)	6.67		7.47		(5.31)		(3.54)
Total Income (Loss) from Operations	0.89		(0.30)	6.58		7.38		(5.19)		(3.28)

Less Distributions From:
Net Investment
Income (Loss)	(0.34)		(6.36)	(3.56)		—		(0.10)		(0.20)
Total Distributions	(0.34)		(6.36)	(3.56)		—		(0.10)		(0.20)
Net Assets Value, End of Year	$17.46		$16.91	$23.57		$20.55		$13.17		$18.46
Total Return(b)	5.20%		(1.75)%	37.52%		56.04%		(28.20)%		(14.98)%
Net Assets, End of Year (thousands)	$11,786		$8,456	$10,607		$8,220		$2,634		$3,691
Ratios of Average Net Assets:
Gross Expenses	0.89	%(c)	0.80%	0.80	%(d)	0.80	%(d)	0.94	%(d)	0.80%
Net Expenses	0.69	%(c)	0.60%	0.60	%(d)	0.60	%(d)	0.77	%(d)	0.80%
Net Investment
Income (Loss)	4.53	%(c)	2.97%	(0.42)%		(0.56)%		0.73%		1.27%
Portfolio Turnover Rate(e)	0%		0%	0%		0%		0%		123%

(a)	Per share amounts have been calculated using the average shares method.
(b)	Total Return reflects fee waivers and/or expense reimbursement and assumes reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursement, the total return would have been lower. Past performance is no guarantee of future results.
(c)	Annualized.
(d)	Effective August 15, 2019, USCF Advisers, LLC (“the Adviser”) contractually to waive 0.20% of its management fees. Such waiver is currently in effect through October 31, 2024.

(e)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

38	Semi-Annual Report December 31, 2023

USCF ETF TRUST

USCF GOLD STRATEGY PLUS INCOME FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the Period Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023	For the Period Ended June 30, 2022(a)
Net Asset Value, Beginning of Period	$25.07		$25.43	$25.00
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	0.59		0.75	(0.03)
Net Realized and Unrealized Gain (Loss)	1.33		(0.12)	0.63
Total Income (Loss) from Operations	1.92		0.63	0.60

Less Distributions From:
Net Investment Income (Loss)	(1.63)		(0.99)	(0.17)
Total Distributions	(1.63)		(0.99)	(0.17)
Net Assets Value, End of Period	$25.36		$25.07	$25.43

Total Return(c)	7.96%		2.71%	2.38%
Net Assets, End of Period (thousands)	$3,170		$3,134	$3,178
Ratios of Average Net Assets:
Expenses	0.49	%(d)	0.45%	0.45	%(d)
Net Investment Income (Loss)	4.70	%(d)	3.00%	(0.17	)%(d)
Portfolio Turnover Rate(e)	0%		0%	0%

(a)	Inception Date, November 2, 2021.
(b)	Per share amounts have been calculated using the average shares method.
(c)	Past performance is no guarantee of future results.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

39

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the Period Ended December 31, 2023 (Unaudited)		For the Period Ended June 30, 2023(a)
Net Asset Value, Beginning of Period	$22.40		$25.00
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	0.30		0.37
Net Realized and Unrealized Gain (Loss)	(5.57)		(2.97)
Total Income (Loss) from Operations	(5.27)		(2.60)

Less Distributions From:
Net Investment Income (Loss)	(0.60)		—
Total Distributions	(0.60)		—
Net Assets Value, End of Period	$16.53		$22.40

Total Return(c)	(23.58)%		(10.27)%
Net Assets, End of Period (thousands)	$1,653		$2,240
Ratios of Average Net Assets:
Gross Expenses	0.79	%(d)(e)	0.79	%(d)
Net Expenses	0.59	%(d)(e)	0.59	%(d)(e)
Net Investment Income (Loss)	3.09	%(d)	3.41	%(d)
Portfolio Turnover Rate(f)	36%		10%

(a)	Inception Date, January 10, 2023.
(b)	Per share amounts have been calculated using the average shares method.
(c)	Total Return reflects fee waivers and/or expense reimbursement and assumes reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursement, the total return would have been lower. Past performance is no guarantee of future results.
(d)	Annualized.
(e)	The Adviser has contractually agreed, through October 31, 2024, to waive 0.20% of its management fee.
(f)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

40	Semi-Annual Report December 31, 2023

USCF ETF TRUST
USCF ENERGY COMMODITY STRATEGY ABSOLUTE RETURN FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the Period Ended December 31, 2023 (Unaudited)		For the Period Ended June 30, 2023(a)
Net Asset Value, Beginning of Period	$30.90		$30.00
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	0.72		0.19
Net Realized and Unrealized Gain (Loss)	1.48		0.71
Total Income (Loss) from Operations	2.20		0.90

Less Distributions From:
Net Investment Income (Loss)	(1.52)		—
Total Distributions	(1.52)		—
Net Assets Value, End of Period	$31.58		$30.90

Total Return(c)	6.93%		2.99%
Net Assets, End of Period (thousands)	$3,158		$3,090
Ratios of Average Net Assets:
Expenses	0.79	%(d)	0.79	%(d)
Net Investment Income (Loss)	4.04	%(d)	3.88	%(d)
Portfolio Turnover Rate(e)	110%		49%

(a)	Inception Date, May 4, 2023.
(b)	Per share amounts have been calculated using the average shares method.
(c)	Past performance is no guarantee of future results.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

41

USCF ETF TRUST
USCF SUSTAINABLE COMMODITY STRATEGY FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the Period Ended December 31, 2023(a) (Unaudited)
Net Asset Value, Beginning of Period	$30.00
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	0.51
Net Realized and Unrealized Gain (Loss)	(3.91)
Total Income (Loss) from Operations	(3.40)

Less Distributions From:
Net Investment Income (Loss)	(0.37)
Total Distributions	(0.37)
Net Assets Value, End of Period	$26.23

Total Return(c)	(11.34)%
Net Assets, End of Period (thousands)	$2,623
Ratios of Average Net Assets:
Gross Expenses	0.53	%(d)
Net Expenses	0.33	%(d)
Net Investment Income (Loss)	4.75	%(d)
Portfolio Turnover Rate(e)	7%

(a)	Inception Date, August 9, 2023.
(b)	Per share amounts have been calculated using the average shares method.
(c)	Total Return reflects fee waivers and/or expense reimbursement and assumes reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursement, the total return would have been lower. Past performance is no guarantee of future results.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

42	Semi-Annual Report December 31, 2023

USCF ETF TRUST
USCF ALUMINUM STRATEGY FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the Period Ended December 31, 2023(a) (Unaudited)
Net Asset Value, Beginning of Period	$30.00
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	0.32
Net Realized and Unrealized Gain (Loss)	1.34
Total Income (Loss) from Operations	1.66

Less Distributions From:
Net Investment Income (Loss)	(0.25)
Total Distribution	(0.25)
Net Assets Value, End of Period	$31.41

Total Return(c)	5.50%
Net Assets, End of Period (thousands)	$3,926
Ratios of Average Net Assets:
Expenses	0.65	%(d)
Net Investment Income (Loss)	4.49	%(d)
Portfolio Turnover Rate(e)	0%

(a)	Inception Date, October 6, 2023.
(b)	Per share amounts have been calculated using the average shares method.
(c)	Past performance is no guarantee of future results.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

43

USCF ETF TRUST
USCF MIDSTREAM ENERGY INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the Period Ended December 31, 2023		For the Year Ended June 30,		For the Period Ended June 30,
	(Unaudited)		2023	2022	2021(a)
Net Asset Value, Beginning of Period	$34.21		$31.16	$29.35	$24.29
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	0.55		1.02	0.84	0.21
Net Realized and Unrealized Gain (Loss)	2.57		3.79	2.30	5.09
Total Income (Loss) from Operations	3.12		4.81	3.14	5.30

Less Distributions From:
Net Investment Income (Loss)	(0.83)		(0.83)	(0.81)	(0.18)
Capital Gain Dividends	—		(0.14)	—	—
Return of Capital	—		(0.79)	(0.52)	(0.06)
Total Distributions	(0.83)		(1.76)	(1.33)	(0.24)
Net Assets Value, End of Period	$36.50		$34.21	$31.16	$29.35

Total Return(c)	9.20%		15.56%	10.74%	21.83%
Net Assets, End of Period (thousands)	$227,789		$205,238	$151,122	$99,785
Ratios of Average Net Assets:
Expenses	0.85	%(d)	0.85%	0.85%	0.85	%(d)
Net Investment Income (Loss)	3.09	%(d)	3.04%	2.68%	2.80	%(d)
Portfolio Turnover Rate(e)	13%		17%	18%	8%

(a)	Inception Date, March 23, 2021.
(b)	Per share amounts have been calculated using the average shares method.
(c)	Past performance is no guarantee of future results.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

44	Semi-Annual Report December 31, 2023

USCF ETF TRUST
USCF DIVIDEND INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the Period Ended December 31, 2023 (Unaudited)		For the Year Ended June 30, 2023		For the Period Ended June 30, 2022(a)
Net Asset Value, Beginning of Period	$25.23		$23.42		$25.18
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	0.38		0.73		0.06
Net Realized and Unrealized Gain (Loss)	0.85		2.30		(1.82)
Total Income (Loss) from Operations	1.23		3.03		(1.76)

Less Distributions From:
Net Investment Income (Loss)	(0.36)		(1.22)		—
Capital Gain	—		(0.00	)(c)	—
Total Distributions	(0.36)		(1.22)		—
Net Assets Value, End of Period	$26.10		$25.23		$23.42

Total Return(d)	5.00%		11.19%		(7.00)%
Net Assets, End of Period (thousands)	$5,873		$5,676		$5,270
Ratios of Average Net Assets:
Expenses	0.65	%(e)	0.65%		0.65	%(e)
Net Investment Income (Loss)	3.03	%(e)	2.95%		4.44	%(e)
Portfolio Turnover Rate(f)	15%		39%		0%

(a)	Inception Date, June 7, 2022.
(b)	Per share amounts have been calculated using the average shares method.
(c)	Greater than $(0.005).
(d)	Past performance is no guarantee of future results.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

45

USCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (unaudited)

NOTE 1 – ORGANIZATION

The USCF ETF Trust (the “Trust”) was organized as a Delaware statutory trust in accordance with a Declaration of Trust dated November 6, 2013. The Declaration of Trust was amended and restated on June 16, 2014. The Trust is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2023, the Trust has established eight investment portfolios that are operational, each of which is an exchange-traded fund (“ETF”): the USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (“SDCI”), the USCF Gold Strategy Plus Income Fund (“GLDX”), the USCF Sustainable Battery Metals Strategy Fund (ZSB”), the USCF Energy Commodity Strategy Absolute Return Fund (“USE”), the USCF Sustainable Commodity Strategy Fund (“ZSC”), the USCF Aluminum Strategy Fund (“ALUM”), the USCF Midstream Energy Income Fund (“UMI”) and the USCF Dividend Income Fund (“UDI”), (each a “Fund” and collectively, the “Funds”). Shares of the Trust’s series trade on the NYSE Arca Equity, Inc. (“NYSE Arca”).

		Diversification Policy	Commencement of Operations	NYSE Arca Listing Date
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	SDCI	Non-diversified	May 2, 2018	May 3, 2018
USCF Gold Strategy Plus Income Fund	GLDX	Non-diversified	November 2, 2021	November 3, 2021
USCF Sustainable Battery Metals Strategy Fund	ZSB	Non-diversified	January 10, 2023	January 11, 2023
USCF Energy Commodity Strategy Absolute Return Fund	USE	Non-diversified	May 4, 2023	May 5, 2023
USCF Sustainable Commodity Strategy Fund	ZSC	Non-diversified	August 9, 2023	August 10, 2023
USCF Aluminum Strategy Fund	ALUM	Non-diversified	October 6, 2023	October 7, 2023
USCF Midstream Energy Income Fund	UMI	Non-diversified	March 23, 2021	March 24, 2021
USCF Dividend Income Fund	UDI	Diversified	June 7, 2022	June 8, 2022

Other series or portfolios may be added to the Trust in the future. USCF Advisers LLC (the “Adviser”) serves as the investment adviser to each of the Funds,USCF Cayman Commodity 2, the wholly-owned subsidiary of SDCI, USCF Cayman Commodity 4, the wholly-owned subsidiary of GLDX, USCF Cayman Commodity 5, the wholly-owned subsidiary of ZSB, USCF Cayman Commodity 3, the wholly-owned subsidiary of USE, and USCF Cayman Commodity 8, the wholly-owned subsidiary of ALUM (each, a “Subsidiary”, and collectively,

46	Semi-Annual Report December 31, 2023

the “Subsidiaries”). The Adviser has been registered as an investment adviser with the Securities Exchange Commission (the “SEC”) since July 1, 2014 and is a wholly-owned subsidiary of USCF Investments, Inc. (formerly Wainwright Holdings, Inc.). SummerHaven Investment Management, LLC (“SummerHaven”) serves as the sub-adviser to GLDX, USCF Cayman Commodity 2, and USCF Cayman Commodity 4. Miller/Howard Investments, Inc. (“Miller/Howard”) serves as the sub-adviser to UMI and UDI (SummerHaven and Miller/ Howard, each a “Sub-Adviser” and together, the “Sub-Advisers”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with U. S. Generally Accepted Accounting Principles (“GAAP”), which require the use of estimates and assumptions made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Basis of Presentation

The financial statements have been prepared in conformity with GAAP as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Funds are investment companies and follow the accounting and reporting guidance in FASB Topic 946, including Accounting Standards Update 2013-08.

Commodity Pools

Each of SDCI, GLDX, ZSB, USE, ZSC and ALUM (each a “Commodity Pool Fund” and collectively, “the Commodity Pool Funds”) and their respective Subsidiaries invest in commodity interests and are considered commodity pools. As a result, the Commodity Pool Funds are subject to further regulation by the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”). The NFA is the self- regulatory organization for the U.S. derivatives industry. The Commodity Pool Funds and their respective Subsidiaries operate in accordance with CFTC and NFA rules.

The Adviser has registered as a commodity pool operator (“CPO”) under the Commodity Exchange Act (“CEA”). Accordingly, the Adviser is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the CFTC and the NFA, including antifraud provisions, disclosure requirements, and reporting and recordkeeping requirements. The Adviser is also subject to supervision and oversight by the CFTC and NFA.

47

Calculation of Net Asset Value

The Net Asset Value (“NAV”) of a Fund’s shares is calculated each day the national securities exchanges are open for trading. The NAV for SDCI is generally calculated at 2:30 p.m. Eastern Time. For UMI, GLDX, UDI, ZSB, USE, ZSC and ALUM, the NAV is calculated as of the close of regular trading on NYSE Arca, generally 4:00 p.m. Eastern Time. For each Fund, the time at which its NAV is calculated as described herein is its “NAV Calculation Time.” If regular trading on NYSE Arca closes earlier than a Fund’s NAV Calculation Time, such Fund’s NAV will be calculated as of that earlier time. NAV per share is calculated by dividing the Fund’s net assets by the number of the Fund’s outstanding shares.

In calculating its NAV, a Fund generally values its assets based on market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. Investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event, occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

The value of the Funds’ assets that trade in markets outside the United States may fluctuate on days that foreign markets are open (which may include non-business days). As such, the value of a Fund’s investments may change on days when you will not be able to purchase or redeem the Fund’s shares.

Investment Valuation

Securities

Investments by any Fund in securities are carried at market value. All equity securities that are traded on a national securities exchange are valued at the last sale price at the time of the close of the New York Stock Exchange (“NYSE”). If on a particular day an exchange-listed security does not trade, then the mean between the closing bids and asked prices will be used. In the case of securities listed on more than one national securities exchange, the last quoted sale, up to the time of valuation, on the exchange on which the security is principally traded will be used. If there were no sales on that exchange, the last quoted sale on the other exchange will be used.

48	Semi-Annual Report December 31, 2023

For securities held by any Fund that are traded on the NASDAQ, the NASDAQ Official Closing Price (e.g., the NASDAQ Closing Cross price, if available) is used. All non-NASDAQ equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the NYSE. If a non-exchange listed security does not trade on a particular day, or if a last sales price or NASDAQ Official Closing Price is not available, then the mean between the closing bid and asked price will be used.

Securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

The cost of securities sold is determined on the identified cost basis. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value determined in good faith by or under the direction of the Board of Trustees (the “Board”). Rule 2a-5 under the 1940 Act sets forth the requirements for determining fair value in good faith. Pursuant to Rule 2a-5, the Board, including a majority of Trustees who are not “interested persons” of the Trust, as such term is defined in the 1940 Act, designated the Adviser to perform fair value determinations and act as “valuation designee.” As valuation designee, the Adviser must (i) periodically assess and manage valuation risks; (ii) establish and apply fair value methodologies; (iii) test fair value methodologies; (iv) oversee and evaluate independent pricing services; (v) provide the Board with the reporting required under Rule 2a-5; and (vi) maintain records as required under Rule 31a-4 under the 1940 Act.

Security transactions are recorded on the dates the transactions are entered, which is the trade date.

Master Limited Partnerships

UMI may invest up to 25% of its total assets in certain master limited partnerships (“MLPs”). An MLP is a business venture that exists in the form of a publicly traded limited partnership.

UMI’s ability to meet its investment objective relies in part upon the level of taxable income it receives from the MLPs in which it invests, a factor over which the Fund has no control. The benefit that UMI derives from its investment in MLPs is largely dependent on their being treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses.

An investment in MLP units involves risks that differ from a similar investment in equity securities, such as common stock, of a corporation. As compared to common shareholders of a corporation, holders of MLP units have more limited control and limited rights to vote on matters affecting the partnership.

49

Treasuries

The Funds may invest in U.S. government obligations. U.S. government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government. Securities issued or guaranteed by U.S. federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

Money Market Instruments

The Funds may invest a portion of their assets in high-quality money market instruments on an ongoing basis. The instruments in which the Funds may invest include: (1) short- term obligations issued by the U.S. government; (2) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (3) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. or “A-1+” or “A-1” by S&P Global, or, if unrated, of comparable quality as determined by the Adviser; and (4) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non- negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Physical Gold

GLDX invests in physical gold by acquiring COMEX Gold Warrants evidencing ownership of physical gold bars in a COMEX-approved depository. Although COMEX Gold Warrants are not directly tradeable, the Fund acquires them by purchasing COMEX gold futures contracts and accepting physical delivery to settle the futures contract. The Fund is able to sell its interests in COMEX Gold Warrants by selling COMEX gold futures contracts and delivering the warrants to physically settle the futures contract.

COMEX Gold Warrants are linked to specific bars with identifiable and unique brands and serial numbers stored in an exchange-approved gold depository. GLDX does not custody physical gold and will not take possession of physical gold at any time.

Gold Call Options

GLDX follows a “buy-write” (also called a covered call) investment strategy in which it buys Gold Investments (e.g., gold warrants, futures contracts, and other gold related derivative instruments), and also writes (or sells) call options that are fully “covered” (or collateralized) by the Gold Investments. Generally, a call option on gold gives the holder the right, but not the obligation, to buy gold at a specific price, called the strike price, for a certain amount

50	Semi-Annual Report December 31, 2023

of time. If the market price of gold rises above the strike price before the option expires, the holder can make a profit by exercising the option to purchase the gold at the strike price and then selling the gold at the current market price. Accordingly, purchasers of the gold call options sold by the Fund will pay a premium for the right to exercise the option at the strike price on a future date, and the Fund will earn money by retaining this premium.

Conversely, if the market price of gold falls and then remains below the strike price, the option holder would not make any profit by exercising the option, and the seller of the option will make a profit on the premium.

The Sub-Adviser to GLDX will cause GLDX to write options as part of its investment strategy to generate option premium profits for the Fund. The Fund does not intend to engage in options trading as a strategy, but rather intends to make a profit solely by retaining the premium received when the Fund issues the options.

GLDX will never sell call options on more than 100% of the notional amount of the Fund’s portfolio of Gold Investments, meaning that the Fund will not utilize leverage.

Futures

A commodities futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its futures commission merchant (“FCM”) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn taxable interest income on its initial margin deposits. Additionally, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities in an account with the FCM.

51

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin may be calculated such that (i) both profits and losses on the contract are exchanged daily between the exchange and the Fund, or (ii) only the losses are realized daily, and profits are only realized at the end of the contract. Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the FCM of the amount one would owe the other if the futures contract expired. In accordance with ASC 946-310-45, the variation margin is shown separately on the Consolidated Statement of Assets and Liabilities. In computing daily NAV, the Fund will mark to market its open futures positions.

Although some futures contracts call for making or taking delivery of the underlying assets, the Funds are not permitted to make or take delivery, and these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations.

At any time prior to the expiration of a futures contract, the Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange).

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so.

A summary of the open futures contracts as of December 31, 2023, is included in a table within each of the Commodity Pool Funds’ respective Schedule of Investments.

52	Semi-Annual Report December 31, 2023

The following table summarizes the value of the Commodity Pool Funds’ respective derivative instruments held as of December 31, 2023, presented by primary underlying risk exposure:

		Asset Derivatives		Liability Derivatives
		Consolidated Statement of Assets and Liabilities Location	Fair Value	Consolidated Statement of Assets and Liabilities Location	Fair Value
SDCI	Commodity Futures Contracts	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	$287,060	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	$(547,219)
GLDX	Commodity Futures Contracts	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	4,640	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts
	Equity Contracts	Written Call Options, at Fair Value		Written Call Options, at Fair Value	(6,880)
ZSB	Commodity Futures Contracts	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	29,068	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	(156,080)
USE	Commodity Futures Contracts	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	130,006	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	(136,184)
ZSC	Commodity Futures Contracts	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	—	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	(24,991)
ALUM	Commodity Futures Contracts	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	188,756	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	—

*	Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Consolidated Schedule of Investments. Unsettled variation margin is disclosed separately within the Consolidated Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Commodity Pool Funds’ respective earnings during the period ended December 31, 2023, and the related location in the accompanying Consolidated Statement of Operations is summarized in the following tables by primary underlying risk exposure:

53

The Effect of Derivative Instruments on the Consolidated Statement of Operations

			Period Ended December 31, 2023
	Derivatives not Accounted for as Hedging Instruments	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Gain (Loss) on Derivatives
SDCI	Open Commodity Futures Contracts	Net Realized Gain (Loss) on Commodity Futures Contracts	$25,765
		Net Change in Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts		$(23,411)
GLDX	Open Commodity Futures Contracts	Net Realized Gain (Loss) on Commodity Futures Contracts	$29,650
		Net Change in Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts		$96,100
	Written Call Options	Net Realized Gain (Loss) on Written Call Options	$39,372
		Net Change in Unrealized Appreciation (Depreciation) on Written Call Options		$(3,357)
ZSB	Open Commodity Futures Contracts	Net Realized Gain (Loss) on Commodity Futures Contracts	$(422,697)
		Net Change in Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts		$(51,047)
USE	Open Commodity Futures Contracts	Net Realized Gain (Loss) on Commodity Futures Contracts	$74,261
		Net Change in Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts		$74,245
ZSC	Open Commodity Futures Contracts	Net Realized Gain (Loss) on Commodity Futures Contracts	$(95,558)
		Net Change in Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts		$(24,779)

54	Semi-Annual Report December 31, 2023

			Period Ended December 31, 2023
	Dervatives not Accounted for as Hedging Instruments	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Gain (Loss) on Derivatives
ALUM	Open Commodity Futures Contracts	Net Realized Gain (Loss) on Commodity Futures Contracts	$(50,706)
		Net Change in Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts		$188,756

For the period ended December 31, 2023, the average monthly volume of derivatives for each of the Commodity Pool Funds were as follows:

	Commodity Futures Contracts (Notional Value)	Written Call Options (Notional Value)
SDCI	$11,050,682	$—
GLDX	3,322,121	(5,957)
ZSB	1,893,367	—
USE	6,711,418	—
ZSC	1,351,660	—
ALUM	3,270,760	—

Fair Value Measurement

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument or an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

55

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Call option contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

For equity securities, the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the open of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value,” that value may be different from the last quoted market price for the security.

As a result, it is possible that fair value prices will be used by the Funds. Securities using these valuation adjustments are categorized as Level 2 in the fair value hierarchy.

The following tables summarize the valuation of investments at December 31, 2023, for the Funds, using the fair value hierarchy:

SDCI

Investments, at fair value	Total	Level 1	Level 2	Level 3
Cash Equivalents:
United States Treasury Obligations	$2,426,941	$—	$2,426,941	$—
Total Cash Equivalents, at fair value	$(2,426,941)	$—	$(2,426,941)	$—
Exchange-Traded Futures Contracts:
Foreign Contracts	$(34,910)	$(34,910)	$—	$—
United States Contracts	(225,249)	(225,249)	—	—
Total Exchange-Traded
Futures Contracts	$260,159	$260,159	$—	$—
Total Investments, at fair value	$(2,166,782)	$260,159	$(2,426,941)	$—

56	Semi-Annual Report December 31, 2023

GLDX

Investments, at fair value	Total	Level 1	Level 2	Level 3
Written Call Options:
United States Contracts	$(6,880)	$(6,880)	$—	$—
Total Written Call Options	$(6,880)	$(6,880)	$—	$—
Exchange-Traded Futures Contracts:
United States Contracts	$4,640	$4,640	$—	$—
Total Exchange-Traded
Futures Contracts	$4,640	$4,640	$—	$—
Total Investments, at fair value	$2,400	$2,400	$—	$—

ZSB

Investments, at fair value	Total	Level 1	Level 2	Level 3
Common Stocks:
Basic Materials	$327,111	$326,224	$—	$887
Energy	7,060	7,060	$—	$—
Industrial	35,453	35,453	$—	$—
Total Common Stocks	$369,624	$368,737	$—	$887
Cash Equivalents:
United States Treasury Obligations	$892,888	$—	892,888	—
Total Cash Equivalents, at fair value	$892,888	$—	$892,888	$—
Exchange-Traded Futures Contracts:
Foreign Contracts	$(12,848)	$(12,848)	$—	$—
United States Contracts	(114,164)	(114,164)	—	—
Total Exchange-Traded
Futures Contracts	$(127,012)	$(127,012)	$—	$—
Total Investments, at fair value	$1,135,500	$241,725	$892,888	$887

USE

Investments, at fair value	Total	Level 1	Level 2	Level 3
Cash Equivalents:
United States Treasury Obligations	$2,493,489	$—	$2,493,489	$—
United States Money Market Funds	—	—	—	—
Total Cash Equivalents, at fair value	$(2,493,489)	$—	$(2,493,489)	$—
Exchange-Traded Futures Contracts:
United States Contracts	$(6,178)	$(6,178)	$—	$—
Total Exchange-Traded
Futures Contracts	$6,178	$6,178	$—	$—
Total Investments, at fair value	$(2,487,311)	$6,178	$(2,493,489)	$—

57

ZSC

Investments, at fair value	Total	Level 1	Level 2	Level 3
Common Stocks:
Aerospace & Defense	$7,375	$7,375	$—	$—
Chemicals	15,960	15,960	—	—
Electric	193,918	193,918	—	—
Energy—Alternate Sources	499,937	499,937	—	—
Engineering & Construction	3,195	3,195	—	—
Investment Companies	11,807	11,807	—	—
Machinery—Construction & Mining	14,139	14,139	—	—
Transportation	6,126	6,126	—	—
Total Common Stocks	$752,457	$752,457	$—	$—
Exchange-Traded Funds:
United States Exchange-Traded Funds	$822,195	$822,195	$—	$—
Cash Equivalents:
United States Treasury Obligations	$894,988	$—	$894,988	$—
Total Cash Equivalents, at fair value	$1,717,183	$822,195	$894,988	$—
Exchange-Traded Futures Contracts:
United States Contracts	$(24,991)	$(24,991)	$—	$—
Total Exchange-Traded
Futures Contracts	$(24,991)	$(24,991)	$—	$—
Total Investments, at fair value	$2,444,649	$1,549,661	$894,988	$—

ALUM

Investments, at fair value	Total	Level 1	Level 2	Level 3
Cash Equivalents:
United States Treasury Obligations	$2,560,612	$—	$2,560,612	$—
Total Cash Equivalents, at fair value	$2,560,612	$—	$2,560,612	$—
Exchange-Traded Futures Contracts:
United States Contracts	$188,756	$188,756	$—	$—
Total Exchange-Traded
Futures Contracts	$188,756	$188,756	$—	$—
Total Investments, at fair value	$2,749,368	$188,756	$2,560,612	$—

UMI

Investments, at fair value	Total	Level 1	Level 2	Level 3
Common Stocks:
Pipelines	$170,848,000	$170,848,000	$—	$—
Total Common Stocks	$170,848,000	$170,848,000	—	—
Master Limited Partnerships:
Pipelines	$54,691,168	$54,691,168	$—	$—
Total Master Limited Partnerships	$54,691,168	$54,691,168	—	—
Cash Equivalents:
United States Money Market Funds	$1,555,984	$1,555,984	$—	$—
Total Cash Equivalents, at fair value	$1,555,984	$1,555,984	$—	$—
Total Investments, at fair value	$227,095,152	$227,095,152	$—	$—

58	Semi-Annual Report December 31, 2023

UDI

Investments, at fair value	Total	Level 1	Level 2	Level 3
Common Stocks:
Advertising	$306,849	$306,849	$—	$—
Banks	1,123,031	1,123,031	—	—
Beverages	250,865	250,865	—	—
Biotechnology	174,981	174,981	—	—
Chemicals	120,659	120,659	—	—
Diversified Financial Services	346,093	346,093	—	—
Healthcare—Products	204,632	204,632
Insurance	235,759	235,759	—	—
Media	236,921	236,921	—	—
Packaging & Containers	106,544	106,544	—	—
Pharmaceuticals	866,130	866,130	—	—
REITS	570,583	570,583	—	—
Retail	150,776	150,776	—	—
Semiconductors	541,417	541,417
Software	199,033	199,033	—	—
Telecommunications	222,086	222,086	—	—
Transportation	88,049	88,049	—	—
Total Common Stocks	$5,744,408	$5,744,408	$—	$—
Cash Equivalents:
United States Money Market Funds	$117,187	$117,187	$—	$—
Total Cash Equivalents, at fair value	$117,187	$117,187	$—	$—
Total Investments, at fair value	$5,861,595	$5,861,595	$—	$—

Income

Dividend income is recorded on the ex-dividend date, as soon as information is available to the Funds. Distributions to shareholders, which are determined in accordance with income tax regulations, are also recorded on the ex-dividend date. Interest income is recorded as earned. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Commodity Futures Contracts, forward contracts, physical commodities and related options are recorded on the trade date. All such transactions are recorded on the identified cost basis and marked to market daily. Unrealized gains or losses on open contracts are reflected in the Consolidated Statement of Assets and Liabilities and represent the difference between the original contract amount and the market value (as determined by exchange settlement prices for futures contracts and related options and cash dealer prices at a predetermined time for forward contracts, physical commodities, and their related options) as of the last business day of the period or as of the last date of the consolidated financial statements. Changes in the unrealized gains or losses between periods are reflected in the Consolidated Statement of Operations.

59

UMI invests in MLPs which make distributions that are primarily attributable to return of capital. UMI records investment income and return of capital in the Statement of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year-ends.

The return of capital portion of the MLP distributions is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts.

Federal and Other Taxes

As of and during the period ended December 31, 2023, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds file income tax returns in the U.S. federal jurisdiction and Delaware.

The Funds follow ASC 740 “Income Taxes,” which requires that the financial statements effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Funds have taken no uncertain tax positions that require adjustment to the financial statements.

It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Funds intend to qualify for and to elect treatment each as a separate regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of June 30, 2023, were reclassified to the following accounts:

60	Semi-Annual Report December 31, 2023

	SDCI	GLDX	ZSB	USE	ZSC	ALUM	UMI	UDI
Capital Paid In	$(4,979,886)	$101,953	$(183,726)	$155,041	N/A	N/A	$(4,388,569)	$—
Undistributed (Distribution in Excess) Net Investment Income	4,179,612	25,268	(5,494)	(3,926)	N/A	N/A	5,086,633	(906)
Undistributed (Accumulated) Net Realized Gain (Loss)	800,274	(127,221)	189,220	(151,115)	N/A	N/A	(698,064)	906

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken with the 2023 tax returns. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions

Each Fund intends to pay out dividends on an annual basis, except for GLDX, which intends to pay dividends on a quarterly basis, and UDI and UMI, which intend to pay dividends on a monthly basis. Nonetheless, each Fund may not make a dividend payment annually, quarterly or monthly, as applicable. Each Fund intends to distribute its net realized capital gains, if any, to investors annually. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income to the extent of a Fund’s current and accumulated earnings and profits. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your Fund shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by such Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of realized net long-term capital gains over realized net short-term capital losses) that are properly reported by such Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For non-corporate shareholders, long-term capital gains are generally subject to tax at reduced maximum rates. Distributions of short-term capital gain will be taxable as ordinary income. Distributions of investment income properly reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at the same rates applicable to long-term capital gains, provided holding periods and other requirements are met by the Fund and the shareholder. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a non-taxable return of capital to the extent of a shareholder’s basis in the shares, and thereafter, as gain from the sale of shares. A shareholder’s basis in its shares will be reduced by the amount of any distribution treated as a non-taxable return of capital.

61

In general, distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and, thus, were included in the price you paid for your shares).

Distributions (other than Capital Gain Dividends and dividends properly reported by us as interest-related dividends or short-term capital gain dividends) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies.

The Trust (or financial intermediaries, such as brokers, through which shareholders own Fund shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. In addition, even if shareholders have provided appropriate certifications to the intermediary through which they hold shares, such withholding may apply if the intermediary is a foreign intermediary unless such foreign intermediary either enters into an agreement with the Internal Revenue Service regarding reporting or is located in a jurisdiction that has entered into an Intergovernmental Agreement with the Internal Revenue Service and such foreign intermediary is in compliance with the terms of such intergovernmental agreement and any enabling legislation or administrative actions.

Foreign Currency Translation

Non-U.S. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date the income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

62	Semi-Annual Report December 31, 2023

Indemnification

The Trust will indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 3 – RISKS

The Funds’ risks include, but are not limited, to the following:

Cayman Subsidiary Risk

With respect to an investment in the Commodity Pool Funds, there is additional risk related to the Subsidiaries. A Subsidiary is an exempted company incorporated under the laws of the Cayman Islands and is a wholly-owned subsidiary of an individual Fund. Through their respective Subsidiaries, the Commodity Pool Funds are able to gain exposure to certain types of commodity-linked derivative instruments and satisfy RIC tax requirements. Each of the Commodity Pool Funds is the sole shareholder of their respective Subsidiaries, and it is intended that each Fund will remain the sole shareholder and will continue to control its Subsidiary.

By investing in the Subsidiary, each Commodity Pool Fund will be indirectly exposed to the risks associated with its Subsidiary’s investments. Each of the Commodity Pool Funds may invest up to 25% of its total assets in their respective Subsidiaries. The accompanying Consolidated Schedule of Investments and Consolidated Financial Statements include the positions and accounts of the applicable Subsidiary. All inter-fund balances and transactions, if any, have been eliminated in consolidation.

As of December 31, 2023, the Commodity Pool Funds’ and their respective Subsidiaries’ net assets were as follows:

	Total Net Assets	Subsidiary Net Assets	% of Fund Represented by Subsidiary’s Net Assets
SDCI	$11,786,098	$2,347,397	19.9%
GLDX	3,169,563	618,137	19.5%
ZSB	1,652,701	347,817	21.0%
USE	3,158,163	642,209	20.3%
ZSC	2,623,098	489,684	18.7%
ALUM	3,926,049	642,310	16.4%

63

Other Investment Companies Risk

Each Fund may invest in securities of other registered investment companies, including U.S. government money market funds, mutual funds and other ETFs. As a stockholder in an investment company, a Fund will bear its ratable share of that investment company’s expenses. The Fund will also indirectly bear the risks to which that investment company is subject.

Market Risk

The trading prices of equity securities and other financial instruments fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting a specific market segment or the entire market, including global pandemics, such as COVID-19, and regional conflicts. A Fund’s NAV and market price may fluctuate significantly due to market risk. A Fund, and its investors, could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns, such as a recession. The loss of the entire principal amount of an investment is possible.

Liquidity Risk

A Fund may not always be able to liquidate its investments at the desired price or time (or at all) or at prices approximating those at which the Fund currently values them. It may be difficult for the Funds to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time.

Fluctuation of NAV Risk

The market prices of each Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for each Fund’s shares on NYSE Arca. The Adviser cannot predict whether each Fund’s shares will trade below, at, or above NAV.

Secondary Market Risk

Although the Funds’ shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. Further, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of a Fund’s portfolio securities and the Fund’s market price. This reduced liquidity and effectiveness could result in shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

64	Semi-Annual Report December 31, 2023

New Fund Risk

Since GLDX, ZSB, USE, ZSC, ALUM and UDI are new funds, there can be no assurance that they will grow to or maintain an economically viable size.

Derivatives Risk

With respect to the Commodity Pool Funds, the value of a derivative instrument, such as the Fund’s investments in commodity-linked derivative instruments, depends largely on (and is derived from) an underlying asset (or a reference rate or index). Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset of a derivative could result in a Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. The Fund may not be able to close out a derivative transaction at a favorable time or price, particularly during adverse market conditions or market disruptions, including periods of increased volatility. Derivatives may also be harder to value, less tax efficient, and subject to changing government regulation that could impact a Fund’s ability to use certain derivatives or their cost. Also, derivatives used to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions, such as current market conditions. These risks are greater for the Commodity Pool Funds than most other ETFs because the Funds will implement their investment strategies primarily through investments in commodity-linked derivative instruments.

Futures Risk

Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date (the expiration date) at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the futures contract and the underlying commodity; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which can, in certain instances, be unlimited; and (d) unfavorable execution prices. The Fund may need to sell a futures contract at an inopportune time for an unfavorable price, for example, as a futures contract approaches the expiration date, in order to avoid taking delivery of the underlying commodity the contract may be replaced by a similar contract that has a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near- term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. Contango and backwardation (if the price of the near month futures contract is higher than the next futures month contract) may impact the total return on investment in shares of the Fund relative to spot prices of the commodities in which the Fund holds futures. It is impossible to predict with any degree of certainty whether backwardation or contango will occur in the future. It is likely that both conditions will occur during different periods.

65

Commodities Risk

With respect to the Commodity Pool Funds, exposure to the commodities markets through investments in commodity-linked derivatives instruments may subject the Funds to greater volatility than investments in traditional securities. The risks and hazards that are inherent in commodity production may cause the price of commodities to fluctuate widely. Significant changes in the value of commodities may lead to volatility in the Commodity Pool Funds’ NAV and market price.

Commodities Tax Risk

Each Commodity Pool Fund intends to qualify as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If the Commodity Pool Funds qualify as RICs and satisfy certain minimum distribution requirements, they will not be subject to fund-level U.S. federal income tax on income and gains that it timely distributes to shareholders. To qualify as a RIC, a Fund must satisfy certain source-of-income requirements. The Internal Revenue Service issued a revenue ruling indicating that certain direct investments in commodity-linked instruments would not produce qualifying income for purposes of the RIC source-of-income requirements. Subsequent to this ruling, the IRS issued an additional revenue ruling and several private letter rulings in which it concluded that certain commodity-linked instruments and certain investments in foreign subsidiaries holding commodity-linked instruments would produce qualifying income. As discussed above, each of the Commodity Pool Funds intends to gain exposure to the commodities market primarily through its investment in a Subsidiary. The Commodity Pool Funds anticipate that their inclusion of income from their Subsidiary will be qualifying income for purposes of the RIC source-of-income requirements. This tax treatment may be adversely affected by additional changes in legislation, regulations, or other legally binding authority. If, as a result of any such adverse action, the income of a Fund from its Subsidiary is treated as non-qualifying income, the Fund might fail to qualify as a RIC, in which case, it would be subject to U.S. federal income tax at the Fund level. Such adverse effects could, among other consequences, limit a Fund’s ability to pursue its investment strategy. The Commodity Pool Funds seek to manage their investments in their respective Subsidiaries and in commodities investments as necessary to maintain their qualification as RICs.

66	Semi-Annual Report December 31, 2023

Master Limited Partnership Tax Risk

UMI’s ability to meet its investment objective relies in part upon the level of taxable income it receives from the MLPs in which it invests, a factor over which the Fund has no control. The benefit UMI derives from its investment in MLPs is largely dependent on their being treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income at the applicable corporate tax rate. This would have the effect of reducing the amount of cash available for distribution by an MLP and could result in a significant reduction in the value of UMI’s investment. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP and causing any such distributions received by UMI to be taxed as dividend income to the extent of the MLP’s current or accumulated earnings and profits. To the extent a distribution received by UMI from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in the amount of income or gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from an MLP may require UMI to restate the character of its distributions and amend any shareholder tax reporting previously issued. UMI will rely on information that is timely provided by MLPs to determine the tax character of the distributions to shareholders. To the extent such information is not timely provided, UMI intends to rely on its own data, and the Fund may restate the character of its distributions and amend any shareholder tax reporting previously issued. Without regard to whether the Fund restates the character of its distributions and amends any shareholder tax reporting previously provided, the shareholder may be required to report and pay tax based on the information provided by the MLPs.

ESG Investing Risk

UMI and UDI’s consideration of ESG factors in selecting investments may limit the investment opportunities available to each Fund or exclude the securities of certain issuers for non-financial reasons. As such, UMI and UDI may invest in companies or industries that are out of favor in the market or underperforming the market, and each Fund may forego certain market opportunities available to funds that do not invest using ESG criteria. Companies that meet UMI and UDI’s ESG criteria may be more focused on long-term rather than short-term returns, and thus may underperform in the short- term and adversely impact the Fund’s short-term performance. In evaluating a company based on ESG criteria, the Sub-Adviser may use information and data from third-party providers of ESG research, which may be incomplete, inaccurate or unavailable. There is no uniform set of ESG standards, and different third-party providers may provide different or inconsistent information and data. There may be limitations with respect to availability of ESG data in certain sectors, as well as limited availability of investments with positive ESG assessments in certain sectors.

67

Cash Transaction Risk

Creation and redemption transactions are expected to generally settle through payments of cash and/or fixed income securities, which will cause the Funds to incur certain costs, such as brokerage costs, that it would not incur if it made in-kind redemptions.

NOTE 4 – INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser

The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement between the Trust and the Adviser. For SDCI, GLDX, ZSB, ZSC, ALUM and USE, the Adviser also serves as investment adviser to their respective Subsidiaries pursuant to a separate investment advisory agreement. The Board approved and renewed the advisory agreements for SDCI, GLDX, ZSB, UMI, UDI and the applicable Subsidiaries at a meeting held on September 20, 2023. The Board approved the initial investment advisory agreements for ALUM and its Subsidiary, for ZSC and its Subsidiary, and for USE and its Subsidiary on September, 20, 2023, February 16, 2023, and December 1, 2022, respectively. SummerHaven serves as the sub-adviser to GLDX, USCF Cayman Commodity 2 and USCF Cayman Commodity 4 pursuant to separate sub-advisory agreements between the Adviser and SummerHaven on behalf of GLDX and each applicable Subsidiary. The sub-advisory agreements with respect to GLDX and each Subsidiary were approved and renewed by the Board at a meeting held on September 20, 2023. Miller/ Howard serves as the sub-adviser to UMI and UDI pursuant to a sub-advisory agreements approved by the Board on September 20, 2023.

Management Fees

Each Fund pays the Adviser a unitary management fee as compensation for its services and its assumption of Fund expenses. The Adviser is responsible for all expenses of the Funds, and any wholly-owned subsidiaries, except expenses for taxes and governmental fees; brokerage fees; commissions and other transaction expenses; costs of borrowing money, including interest expenses; securities lending expenses; extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of any independent legal counsel. The Adviser may voluntarily waive any portion of its management fee from time to time, and may discontinue or modify any such voluntary limitations in the future at its discretion. The fees paid to the Adviser are accrued daily and paid monthly. The following table lists the total management fee paid by each Fund.

68	Semi-Annual Report December 31, 2023

Fund	Management Fee
SDCI	0.80%
GLDX	0.45%
ZSB	0.79%
USE	0.79%
ZSC	0.79%
ALUM	0.65%
UMI	0.85%
UDI	0.65%

At a meeting of the Board on August 7, 2019, the Board approved an agreement between the Adviser and the Trust pursuant to which the Adviser waives 0.20% of the management fees payable by SDCI. The agreement became effective on August 15, 2019 and has subsequently been renewed on an annual basis. The agreement will remain in effect through October 31, 2024, and may be renewed by the Adviser in its sole discretion thereafter. At a meeting of the Board on July 28, 2022, the Board approved an agreement between the Adviser and the Trust pursuant to which the Adviser waives 0.20% of the management fees payable by ZSB. The agreement became effective on January 4, 2023 and has subsequently been renewed on an annual basis. The agreement will remain in effect through October 31, 2024, and may be renewed by the Adviser in its sole discretion thereafter. At a meeting of the Board on July 28, 2022, the Board approved an agreement between the Adviser and the Trust pursuant to which the Adviser waives 0.20% of its management fees payable to ZSC. The agreement became effective on January 4, 2024. The agreement will remain in effect through August 1, 2024.

The Adviser for ZSC has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated exchange-traded funds. For the period from August 9, 2023 (commencement of operations) through December 31, 2023, the Advisor waived $2,736 of expenses to the Fund.

SummerHaven and Miller/Howard each receive a management fee equal to a percentage of the relevant Fund’s average daily net assets for the services it provides to each Fund and/or Subsidiary. The Sub-Advisers’ fees are calculated daily and paid monthly by the Adviser out of its management fees. The following table lists the contractual sub-advisory fees paid to the Sub-Advisers.

Fund	Sub-Advisory Fee
Wholly-owned Subsidiary of SDCI	0.06%
GLDX	0.15%
UMI	0.38%
UDI*	0.20%

*	As compensation for its services to the Fund, the Sub-Adviser receives an annual fee based on the average daily net assets of the Fund as outlined in the table below. The sub-advisory fee is paid by the Adviser, not by the Fund.

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Assets	Annual Fee as a percent of average daily
On the first $5 million ($0 — $5,000,000)	0.20%
On the next $45 million ($5,000,001 — $50,000,000)	0.00%
On the next $50 million ($50,000,001 — $100,000,000)	0.20%
For the portion of Total Net Assets over $100 million	0.25%

The Adviser and the Sub-Advisers (subject to the Adviser’s oversight) supervise and manage the investment portfolio of each Fund and direct the purchase and sale of each Fund’s investments.

Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) serves as the administrator, custodian and transfer agent for the Funds. Under the Administrative Agency Agreement with the Trust, BNY Mellon performs certain administrative, accounting, transfer agency and dividend disbursing services for the Funds and prepares certain reports filed with the SEC on behalf of the Trust and the Funds. Under the Custodian Agreement with the Trust, BNY Mellon maintains in separate accounts: cash, securities and other assets of the Funds; keeps all necessary accounts and records, and provides other services. BNY Mellon is required, upon the order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for the Funds.

Buying and Selling Fund Shares

The Funds are ETFs. This means that shares of the Funds may only be purchased and sold on a national securities exchange, such as NYSE Arca, through a broker-dealer. The price of the Funds’ shares is based on market price. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Each Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically, market makers or other broker-dealers) that have entered into an agreement with ALPS Distributors, Inc. (the “Distributor”) may purchase or redeem. Such institutions and large investors are referred to herein as “Authorized Participants.” Currently, Creation Units for SDCI, GLDX, ZSB, USE, ZSC and ALUM generally consist of 25,000 shares. For UMI and UDI, Creation Units generally consist of 10,000 shares. Creation Units share amounts may change from time to time. Authorized Participants are required to pay a transaction fee of $250 for SDCI, GLDX, ZSB, ZSC, USE and ALUM and $100 for UMI and UDI to compensate the Funds for brokerage and transaction expenses when purchasing Units.

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Each of SDCI, GLDX, ZSB, USE, ZSC and ALUM, generally issues and redeems Creation Units in exchange for a designated amount of cash. Each of UMI and UDI generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of UMI or UDI, as applicable, and/or a designated amount of cash.

Distributor

The Distributor serves as the distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares.

The Distributor is the distributor of the Trust. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of the Funds in Creation Units. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority. Fees under the Distribution Agreement are paid by the Adviser. The Adviser may, from time to time and from its own resources, make other distribution-related payments to the Distributor or other persons.

Licensing Agreement

SHIM, an affiliate of SummerHaven, owns and maintains the SummerHaven Dynamic Commodity Index Total Return (SDCITR) (the “Index”). The Adviser and SHIM have entered into a licensing agreement (the “Licensing Agreement”) for the Trust’s use of the Index, for which the Adviser pays SHIM licensing fees. The licensing fees are separate from the fees paid to for sub-advisory services provided to the Subsidiary.

Investors cannot be assured of the continuation of the Licensing Agreement between SHIM and the Adviser for use of the Index. Should the Licensing Agreement between SHIM and the Adviser be terminated, the Adviser and the Board will consider available alternatives, including finding a replacement benchmark or strategy or liquidating SDCI. Termination of the Licensing Agreement may have an adverse effect on the performance and NAV of SDCI’s shares.

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NOTE 5 – INVESTMENT TRANSACTIONS – PURCHASES AND SALES

During the period ended December 31, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and in-kind transactions) were as follows:

Fund	Purchases	Sales	In-Kind Creations	In-Kind Redemptions
SDCI	$—	$—	$—	$—
GLDX	—	—	—	—
ZSB	148,999	183,999	—	—
USE	763,796	920,946	—	—
ZSC	1,954,626	110,719	—	—
ALUM	—	—	—	—
UMI	28,185,427	28,612,939	8,520,889	—
UDI	846,291	856,417	—	—

NOTE 6 – DISTRIBUTIONS AND TAXES

It is the policy of the Funds to qualify as regulated investment companies by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of their earnings to shareholders. Therefore, no federal income tax provision is required.

Income distributions and return of capital distributions are determined in accordance with tax regulations, which may differ from GAAP.

NOTE 7 – BENEFICIAL OWNERSHIP

Certain owners of the Adviser are also owners and/or trustees of the Funds. These individuals may receive benefits from any management fees paid to the Adviser.

NOTE 8 – CAPITAL LOSS CARRY FORWARD

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre- enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused.

As of December 31, 2023, the Funds have not generated a net capital loss carryforward.

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NOTE 9 – TAX COST OF INVESTMENTS

As of December 31, 2023, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregate gross unrealized appreciation (depreciation) on investments were as follows:

Fund	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
SDCI	$2,426,941	$—	$—	$—
GLDX	—	—	—	—
ZSB	1,327,864	(66,239)	—	—
USE	2,493,489	—	—	—
ZSC	2,701,007	(231,367)	61,452	(292,819)
ALUM	2,560,612	—
UMI	175,989,780	51,105,372	53,147,735	(2,042,363)
UDI	5,349,645	511,950	714,227	(202,277)

NOTE 10 – TRUSTEES’ FEES

The Trust compensates each Trustee who is not an “interested person” of the Trust as defined in the 1940 Act. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustees who are “interested persons” of the Trust do not receive any Trustees’ fees.

NOTE 11 – CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On September 20, 2023, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, Cohen & Company, Ltd. as the independent registered public accounting firm of the Trust for the fiscal year ending June 30, 2024. Prior to the Trust’s fiscal year ending June 30, 2024, the Trust’s financial statements were audited by Spicer Jeffries LLP.

The reports of Spicer Jeffries LLP on the financial statements of the Funds as of and for the fiscal years ended 2023 and 2022 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal years ended 2023 and 2022, and during the subsequent interim period through September 20, 2023: (i) there were no disagreements between the registrant and Spicer Jeffries LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Spicer Jeffries LLP, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

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During the fiscal years ended 2023 and 2022, and during the subsequent interim period through September 20, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1) (v) of Regulation S-K.

NOTE 12 – SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

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APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Board Evaluation and Approval of Continuation of the Investment Advisory Agreements of the USCF Dividend Income Fund, USCF Gold Strategy Plus Income Fund, USCF Midstream Energy Income Fund, USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund and USCF Sustainable Battery Metals Strategy Fund

At its quarterly meeting held on September 20, 2023 (the “September Meeting”), the Board of Trustees (the “Board”) of the USCF ETF Trust (the “Trust”), including a majority of Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between USCF Advisers LLC (the “Adviser”) and the Trust on behalf of the USCF Dividend Income Fund (“UDI”), USCF Gold Strategy Plus Income Fund (“GLDX”), USCF Midstream Energy Income Fund (“UMI”), USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (“SDCI”) and USCF Sustainable Battery Metals Strategy Fund (“ZSB”) (together, the “Funds”); and continuation of the investment advisory agreements (each, a “Cayman Advisory Agreement” and together with the Advisory Agreement, the “Advisory Agreements”) between the Adviser and USCF Cayman Commodity 4, GLDX’s wholly-owned Cayman subsidiary (“GLDX Subsidiary”), USCF Cayman Commodity 2, SDCI’s wholly-owned Cayman subsidiary (“SDCI Subsidiary”), and USCF Cayman Commodity 5, ZSB’s wholly-owned Cayman subsidiary (“ZSB Subsidiary,” and together with the GLDX Subsidiary and SDCI Subsidiary, the “Subsidiaries”).

In approving the Advisory Agreements, the Board considered information provided by the Adviser before and during the September Meeting, the presentations made during the September Meeting, and the comprehensive discussion during the September Meeting. The Board’s consideration of various factors and its conclusions with respect to such factors formed the basis for the Board’s determination to approve the Advisory Agreements. The factors considered by the Board included, but were not limited to the following: (i) the personnel resources of the Adviser; (ii) the experience and expertise of the Adviser; (iii) the financial capabilities and resources of the Adviser; (iv) the compliance procedures and history of the Adviser; (v) the performance of other accounts in comparison to similarly managed funds, and of the Adviser’s other clients; (vi) the amount of the proposed advisory fees in comparison to similarly managed funds, and of the Adviser’s other clients; (vii) the estimated total expenses of each Fund in comparison to similarly managed funds; (viii) the estimated profitability level of the Adviser with respect to the Advisory Agreements; (ix) the extent of any economies of scale and whether the fee structures reflect such economies of scale; (x) the existence of any collateral benefits that may be realized by the Adviser, such as affiliated brokerage arrangements or the use of soft dollars; (xi) any collateral benefits that may be realized by the Funds resulting from relationships with the Adviser; and (xii) the effect of any anticipated fee waiver and expense reimbursement arrangement. In its deliberations, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling.

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In connection with their review of the Advisory Agreements, the Trustees considered the factors described below.

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services provided and to be provided by the Adviser to the Funds and the Subsidiaries under their respective Advisory Agreements. The Board considered the presentations and written information given to the Board in connection with the September Meeting, including the information provided by the Adviser in response to the Board’s requests for information. The Board considered the Adviser’s business operations; the Adviser’s investment management process; the Adviser’s experience advising affiliated funds and other accounts; the experience and capability of the Adviser’s senior management and other key personnel; the Adviser’s experience in working with SummerHaven Investment Management LLC (“SummerHaven”) and Miller/Howard Investments, Inc. (“Miller/ Howard”), as sub-advisers; and the quality of the Adviser’s compliance program. The Board considered how the Adviser had retained (i) SummerHaven to provide certain services to GLDX, the SDCI Subsidiary and the GLDX Subsidiary and (ii) Miller/Howard to provide certain services to UMI and UDI. The Board also considered the Adviser’s overall financial strength and support from its ultimate parent. In addition to investment management services, the Board also considered the nature, extent, and quality of administrative, compliance, and legal services that would be, and had been, provided by, or arranged to be provided by, the Adviser. The Board concluded that the nature, extent and quality of the services provided by the Adviser under the Advisory Agreement and Cayman Advisory Agreements would benefit the Funds, the Subsidiaries and the Funds’ shareholders.

Investment Performance. The Board reviewed the investment performance of the Funds by considering the Funds’ achievement of their respective stated objectives, the Funds’ performance compared to the performance of other funds with similar investment objectives and policies but with different advisers, and the performance of the Funds compared to their respective benchmark indices and other appropriate market indices and published fund averages. The Board concluded that the Funds were performing as expected.

Fees and Expenses. The Board compared the advisory fee of the Funds to the advisory fees of other funds managed by the Adviser and other funds managed by other advisers, but with similar investment strategies as the Funds. The Board noted that each of the Funds had a unitary fee that included the sub-advisory fee, as applicable, and most other expenses. The Board noted that there was no separate fee paid to the Adviser under the Cayman Advisory Agreements with the Subsidiaries. In connection with the review of the unitary fee for SDCI and ZSB, the Board also considered that the Adviser had agreed to a fee waiver for each Fund. After further discussion, the Board concluded that each Fund’s advisory fee, as well as the overall projected expense ratio, were acceptable considering the quality of the services the Funds expect to receive from the Adviser and the level of fees paid by similar funds.

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Economies of Scale. The Board considered whether economies of scale exist with respect of the management of each Fund. It was the consensus of the Board that considering the current size of each Fund, economies of scale was not a relevant consideration at this time.

Profitability. The Board considered the anticipated profits realized, and that may be realized, by the Adviser under the Advisory Agreement and Cayman Advisory Agreements, and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds. The Board also considered each Fund’s operating expenses on the Adviser’s profits. The Board remarked that at current asset levels, the advisory fees received by the Adviser for the management of each Fund, the Adviser was still not operating at a profit.

Collateral Benefits. The Board considered whether the Adviser or its affiliates may receive other benefits as a result of the Adviser’s proposed relationship with the Funds. The Board considered that the Adviser is not affiliated with any of the Funds’ service providers, and therefore will not benefit from those contractual relationships. The Board also considered portfolio trading practices, noting that the Adviser is not affiliated with any broker-dealer that would execute portfolio transactions on behalf of the Funds and would not receive the benefit of research provided by any such broker-dealer. Thereafter, the Board concluded that the Adviser and its affiliates will not receive collateral benefits that will materially affect the reasonableness of the advisory fees under the Advisory Agreement.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the applicable Advisory Agreements, and as assisted by the advice of counsel, the Board, including the Independent Trustees, concluded that the advisory fee is reasonable and, in light of the matters that the Trustees have considered to be relevant in the exercise of their reasonable judgment, approved the Advisory Agreement and the Cayman Advisory Agreements.

Board Evaluation and Approval of Continuation of the Investment Sub-Advisory Agreements of the USCF Gold Strategy Plus Income Fund, USCF Dividend Income Fund and USCF Midstream Energy Income Fund

At the September Meeting, the Board of the Trust, including a majority of the Independent Trustees, unanimously approved the continuation of the investment sub-advisory agreements (the “Sub-Advisory Agreements”) between (i) the Adviser and SummerHaven with respect to GLDX; (ii) the Adviser and Miller/Howard (together with “SummerHaven,” the “Sub-Advisers”) with respect to UDI and UMI; (iii) the Adviser and SummerHaven with respect to the SDCI Subsidiary; and (iv) the Adviser and SummerHaven with respect to the GLDX Subsidiary.

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In approving the Sub-Advisory Agreements, the Board considered information provided by the Sub-Advisers before and during the September Meeting, the presentations made during the September Meeting, and the comprehensive discussion during the September Meeting. The Board’s consideration of various factors and its conclusions with respect to such factors formed the basis for the Board’s determination to approve the Sub-Advisory Agreements. The factors considered by the Board included, but were not limited to the following: (i) the personnel resources of the Sub-Advisers; (ii) the experience and expertise of the Sub-Advisers; (iii) the financial capabilities and resources of the Sub-Advisers; (iv)   the compliance procedures and histories of the Sub-Advisers; (v) the performance of other accounts in comparison to similarly managed funds, and of the Sub-Advisers’ other clients; (vi) the amount of the proposed sub-advisory fees in comparison to similarly managed funds, and of the Sub-Advisers’ other clients; (vii) the estimated total expenses of the Funds and the Subsidiaries and in comparison to similarly managed funds; (viii) the estimated profitability level of each of the Sub-Advisers with respect to its Sub-Advisory Agreements; (ix) the extent of any economies of scale and whether the fee structures reflect such economies of scale; (x) the existence of any collateral benefits that may be realized by a Sub-Adviser, such as affiliated brokerage arrangements or the use of soft dollars; (xi) any collateral benefits that may be realized by the Funds and the Subsidiaries resulting from their respective relationships with the Sub-Advisers; and (xii) the effect of any anticipated fee waiver and expense reimbursement arrangement. In its deliberations, the Board, including the Independent Trustees, did not identify any single factor as all- important or controlling.

In connection with their review of the Sub-Advisory Agreements, the Trustees considered the factors described below.

Nature, Extent and Quality of Services. The Board examined the nature, extent, and quality of the services to be provided by the Sub-Advisers under the Sub-Advisory Agreements. The Board considered the written information provided to the Board prior to and during the September Meeting, including information provided by the Adviser and the Sub- Advisers in response to the Board’s requests for information. The Board considered the Sub-Advisers’ operations and the services currently provided or to be provided to the Funds and the Subsidiaries, including trading, administrative, compliance, and marketing support services. The Board considered the Sub-Advisers’ experience advising other accounts; Miller/Howard’s experience in integrating ESG factors into its investment selection process; the experience and capabilities of SummerHaven in trading commodity futures; the experience and capabilities of the Sub-Advisers’ senior management and other key personnel; the Sub-Advisers’ overall financial strength; and the quality of the Sub-Advisers’ compliance programs. The Board considered that the Sub-Advisers were registered with the Securities and Exchange Commission (“SEC”) as investment advisers and that SummerHaven had substantial experience as a commodity pool operator. The Board also considered the services provided by SummerHaven to an affiliate of the Adviser. The Board concluded that the nature, extent and quality of the services to be provided by the Sub-Advisers under the Sub-Advisory Agreements would benefit the Funds, the Subsidiaries and the Funds’ shareholders.

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Investment Performance. With respect to performance, the Board considered the performance of the Funds, as well as the manner in which SummerHaven managed the commodity positions of the Subsidiaries. The Board considered the performance of the other accounts managed by the Sub-Advisers with similar investment strategies. With respect to the Subsidiaries, the Board concluded that the Subsidiaries were performing as expected within the fund structures of SDCI and GLDX and as compared to SDCI’s and GLDX’s respective benchmark indices.

Fees and Expenses. The Board reviewed the fees to be paid to the Sub-Advisers for their services under the Sub-Advisory Agreements. The Board took into account that none of the Funds nor the Subsidiaries would pay any fees to its respective Sub-Adviser directly, and that the fees paid to a Sub-Adviser would be paid from the unitary management fee paid to the Adviser. The Board also noted that the Adviser also paid a SummerHaven affiliate a fee for licensing and services related to the index used as a benchmark by SDCI. The Board concluded that the sub-advisory fees were acceptable in light of the quality of the services that the Funds and the Subsidiaries had received or expect to receive from their applicable Sub-Adviser.

Economies of Scale. The Board considered whether the Sub-Advisers would realize economies of scale with respect to the services to be provided to the Funds and the Subsidiaries, as applicable. It was the consensus of the Board that based on the size of the Funds, economies of scale was not a relevant consideration at this time.

Profitability. The Board considered the anticipated profits realized, and that may be realized, by the Sub-Advisers under the Sub-Advisory Agreements and the related licensing agreement (with respect to SummerHaven only), and whether the amount of profit is a fair entrepreneurial profit for the services to be provided under the Sub- Advisory Agreements. The Board noted that the Sub-Advisory Agreements and related agreements were negotiated at arms-length by the Adviser. The Board concluded that each Sub-Adviser’s expected level of profitability from its relationship with the Trust was not excessive.

Collateral Benefits. The Board considered whether the Sub-Advisers or their affiliates may receive other benefits as a result of its relationship with the Trust. The Board acknowledged that an affiliate of SummerHaven receives fees under a licensing agreement with the Adviser, and that the Adviser relies on that agreement to use names and marks in connection with SDCI. Despite this collateral benefit for SummerHaven and its affiliates arising from the Sub-Adviser’s relationship with the Trust, the Board concluded that the fees to be paid to each Sub-Adviser were reasonable in relation to the nature, extent, and quality of services to be provided.

Conclusion. Having requested and received such information from the Adviser and the Sub-Advisers, as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreements, the Board, including the Independent Trustees, concluded that the fees to be paid to each Sub-Adviser were reasonable and, in light of the matters that the Trustees considered to be relevant in the exercise of their reasonable judgment, approved the Sub-Advisory Agreements.

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Board Evaluation and Approval of the Investment Advisory Agreements of the USCF Aluminum Strategy Fund

At the September Meeting, the Board of Trustees (the “Board”) of USCF ETF Trust (the “Trust”), including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”), unanimously approved (i) an Investment Advisory Agreement between USCF Advisers LLC (the “Adviser”) and the Trust, on behalf of the USCF Aluminum Strategy Fund (“ALUM”) (the “Advisory Agreement”) and (ii) an Investment Advisory Agreement between the Adviser and USCF Cayman Commodity 8, the wholly-owned Cayman Islands subsidiary of ALUM (the “Subsidiary”) (“the Subsidiary Advisory Agreement” and, together with the Advisory Agreement, the “Advisory Agreements”). Each of the Advisory Agreements was approved for an initial two-year term.

In approving the Advisory Agreements, the Board considered information provided by the Adviser before and during the Meeting, the presentations made during the Meeting, and the comprehensive discussion during the Meeting. The Board’s consideration of various factors and its conclusions with respect to such factors formed the basis for the Board’s determination to approve the Advisory Agreements. The factors considered by the Board included, but were not limited to the following: (i) the personnel resources of the Adviser; (ii) the experience and expertise of the Adviser; (iii) the financial capabilities and resources of the Adviser; (iv) the compliance procedures and history the Adviser; (v)   the amount of the proposed advisory fee in comparison to similarly managed funds of the Adviser’s other clients; (vi) the estimated total expenses of ALUM in comparison to similarly managed funds; (vii) the estimated profitability level of the Adviser with respect to the Advisory Agreements; (viii) the extent of any economies of scale and whether the fee structures reflect such economies of scale; (ix) the existence of any collateral benefits that may be realized by the Adviser, such as affiliated brokerage arrangements or the use of soft dollars; (xi) any collateral benefits that may be realized by ALUM resulting from its relationships with the Adviser; and (xii) the effect of any anticipated fee waiver and expense reimbursement arrangement. In its deliberations, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling.

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In connection with their review of the Advisory Agreements, the Trustees considered the factors listed below.

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services expected to be provided by the Adviser to ALUM and the Subsidiary under the Advisory Agreements. The Board considered the presentations and written information given to the Board in connection with the Meeting, including the Advisory Agreements and information provided by the Adviser in response to the Board’s requests for information. The Board considered the Adviser’s business operations; the Adviser’s investment management process; the Adviser’s experience advising affiliated funds and other accounts; the experience and capability of the Adviser’s senior management and other key personnel; the Adviser’s overall financial strength; and the quality of the Adviser’s compliance program. In addition to investment management services, the Board also considered the nature, extent, and quality of administrative, compliance, and legal services that would be provided, and had been provided to other series of the Trust, by the Adviser. The Board considered the Adviser’s experience in trading metals futures contracts for other funds and the Adviser’s experience in the commodities markets in general. The Board concluded that the nature, extent and quality of the services expected to be provided by the Adviser under the Advisory Agreements would benefit ALUM and its shareholders.

Investment Performance. The Board considered that ALUM did not have an investment performance history. The Board also noted the items it would consider related to performance once ALUM became operational.

Fees and Expenses. The Board compared the proposed advisory fee for ALUM to the advisory fee of other funds managed by the Adviser and other funds with investment strategies similar to that of ALUM, acknowledging that ALUM did not have a direct competitor. The Board considered that the proposed management fee is a unitary fee and reviewed the expense ratios of comparable funds. The Board noted the proposed advisory fee rate of 65 basis points, and that the Adviser will bear the costs of various third-party services required by the Fund, including trustee fees, audit, custodial, portfolio accounting, legal, transfer agency and printing costs. After further discussion, the Board concluded that ALUM’s proposed advisory fee, as well as the overall projected expense ratio, were acceptable considering the investment strategy of ALUM, the quality of the services ALUM expects to receive from the Adviser and the level of fees paid by other funds with a metals focus.

Economies of Scale. The Board considered whether economies of scale exist with respect to the management of ALUM and determined that ALUM was not expected to benefit from economies of scale until it achieved sufficient asset size.

Profitability. The Board considered the anticipated profits that may be realized by the Adviser under the Advisory Agreements, and whether the amount of profit is a fair entrepreneurial profit for the management of ALUM. The Board also considered the impact of ALUM’s operating expenses on the Adviser’s profits.

Collateral Benefits. The Board considered whether the Adviser and its affiliates may receive other benefits as a result of the Adviser’s proposed relationship with ALUM. The Board noted that ALUM’s relationship with the Adviser could likely help ALUM enter into service agreements with terms more favorable than would have otherwise been available.

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The Board considered that the Adviser is not affiliated with any of ALUM’s other primary service providers, and therefore will not benefit from those contractual relationships.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and with the advice of counsel, the Board, including the Independent Trustees, concluded that the advisory fee is reasonable and, in light of the matters that the Trustees have considered to be relevant in the exercise of their reasonable judgment, approved the Advisory Agreements.

Board Evaluation and Approval of the Investment Advisory Agreements of the USCF Sustainable Commodity Strategy Fund

At its quarterly meeting held on February 16, 2023 (the “February Meeting”), the Board of Trustees (the “Board”) of USCF ETF Trust (the “Trust”), including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”), unanimously approved (i) an Investment Advisory Agreement between USCF Advisers LLC (the “Adviser”) and the Trust, on behalf of the USCF Sustainable Commodity Strategy Fund (“ZSC”) (the “Advisory Agreement”) and (ii) an Investment Advisory Agreement between the Adviser and USCF Cayman Commodity 7, the wholly-owned Cayman Islands subsidiary of ZSC (the “Subsidiary”) (“the Subsidiary Advisory Agreement” and, together with the Advisory Agreement, the “Advisory Agreements”). Each of the Advisory Agreements was approved for an initial two-year term.

In approving the Advisory Agreements, the Board considered information provided by the Adviser before and during the Meeting, the presentations made during the Meeting, and the comprehensive discussion during the Meeting. The Board’s consideration of various factors and its conclusions with respect to such factors formed the basis for the Board’s determination to approve the Advisory Agreements. The factors considered by the Board included, but were not limited to the following: (i) the personnel resources of the Adviser; (ii) the experience and expertise of the Adviser; (iii) the financial capabilities and resources of the Adviser; (iv) the compliance procedures and history of the Adviser; (v) the composite back-tested performance of the proposed strategy; (vi) the amount of the proposed advisory fee in comparison to similarly managed funds of the Adviser’s other clients; (vii) the estimated total expenses of ZSC in comparison to similarly managed funds; (viii)   the estimated profitability level of the Adviser with respect to the Advisory Agreements; (ix) the extent of any economies of scale and whether the fee structures reflect such economies of scale; (x) the existence of any collateral benefits that may be realized by the Adviser, such as affiliated brokerage arrangements or the use of soft dollars; (xi) any collateral benefits that may be realized by ZSC resulting from its relationships with the Adviser; and (xii) the effect of any anticipated fee waiver and expense reimbursement arrangement. In its deliberations, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling.

82	Semi-Annual Report December 31, 2023

In connection with their review of the Advisory Agreements, the Trustees considered the factors listed below.

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services expected to be provided by the Adviser to ZSC and the Subsidiary under the Advisory Agreements. The Board considered the presentations and written information given to the Board in connection with the Meeting, including the Advisory Agreements and information provided by the Adviser in response to the Board’s requests for information. The Board considered the Adviser’s business operations; the Adviser’s investment management process; the Adviser’s experience advising affiliated funds and other accounts; the experience and capability of the Adviser’s senior management and other key personnel; the Adviser’s overall financial strength; and the quality of the Adviser’s compliance program. In addition to investment management services, the Board also considered the nature, extent, and quality of administrative, compliance, and legal services that would be provided, and had been provided to other series of the Trust, by the Adviser. The Board concluded that the nature, extent and quality of the services expected to be provided by the Adviser under the Advisory Agreements would benefit ZSC and its shareholders.

Investment Performance. The Board considered that ZSC did not have an investment performance history. The Board reviewed the composite back-tested performance of the proposed strategy presented for ZSC, and considered the inputs and assumptions used by the Adviser in calculating ZSC’s hypothetical performance. The Board acknowledged the limitations of back-tested performance and that back-tested performance was not necessarily indicative of how the strategy would perform in the future. The Board also noted the items it would consider related to performance once ZSC became operational.

Fees and Expenses. The Board compared the proposed advisory fee for ZSC to the advisory fee of other funds managed by the Adviser and other funds with investment strategies similar to that of ZSC. The Board considered that the Adviser managed a fund with a similar strategy and charged the same fee to that fund. The Board considered that the proposed management fee is a unitary fee and reviewed the expense ratios of unaffiliated peer funds and found that the proposed fee and expenses for ZSC aligned with the fees and expenses of unaffiliated peer funds. The Board acknowledged the lack of peer funds with similar sustainable commodity strategies, noting that the unaffiliated peer funds presented by the Adviser were broad commodity strategy funds. The Board noted the proposed advisory fee rate of 79 basis points, and that the Adviser will bear the costs of various third-party services required by the Fund, including trustee fees, audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board further considered that the Adviser contractually agreed to waive a portion of its Advisory fee for at least the first year of ZSC’s operations. After further discussion, the Board concluded that ZSC’s proposed advisory fee, as well as the overall projected expense ratio, were acceptable considering the complex nature of ZSC and its investment strategy, the quality of the services ZSC expects to receive from the Adviser and the level of fees paid by similar funds.

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Economies of Scale. The Board considered whether economies of scale exist with respect to the management of ZSC and determined that ZSC was not expected to benefit from economies of scale until it achieved sufficient asset size.

Profitability. The Board considered the anticipated profits that may be realized by the Adviser under the Advisory Agreements, and whether the amount of profit is a fair entrepreneurial profit for the management of ZSC. The Board also considered the impact of ZSC’s operating expenses on the Adviser’s profits.

Collateral Benefits. The Board considered whether the Adviser and its affiliates may receive other benefits as a result of the Adviser’s proposed relationship with ZSC. The Board noted that ZSC’s relationship with the Adviser could likely help ZSC enter into service agreements with terms more favorable than would have otherwise been available. The Board considered that the Adviser is not affiliated with any of ZSC’s other primary service providers, and therefore will not benefit from those contractual relationships.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and with the advice of counsel, the Board, including the Independent Trustees, concluded that the advisory fee is reasonable and, in light of the matters that the Trustees have considered to be relevant in the exercise of their reasonable judgment, approved the Advisory Agreements.

84	Semi-Annual Report December 31, 2023

Investment Adviser

USCF Advisers, LLC

1850 Mt. Diablo Boulevard, Suite 640
Walnut Creek, California 94596

Administrator, Custodian and Transfer Agent

The Bank of New York Mellon
240 Greenwich Street

New York, New York 10286

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100

Denver, Colorado 80203

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1835 Market Street, Suite 310

Philadelphia, PA 19103

Trustees

Nicholas D. Gerber
Stuart P. Crumbaugh
Jeremy Henderson
John D. Schwartz

H. Abram Wilson
Thomas Gard

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Proxy Voting Information

A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities of a Fund, if applicable, is available without charge by contacting the Funds at 1.800.920.0259, on the Funds website at www.uscfinvestments.com and on the SEC’s website at www.sec.gov. Information regarding how a Fund voted such proxies, if applicable, for the most recent 12 month period ended June 30, 2023 is also available without charge by calling the Funds or by accessing a Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Portfolio Holdings Information

A Fund files its completed schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its Form N-PORT. A Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. A Fund’s holdings can also be found at the Fund’s website www.uscfinvestments.com.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund’s net asset value may be found on the Funds website at www.uscfinvestments.com.

ALPS Distributors, Inc .

An investment in a Fund must be accompanied or preceded by a current prospectus which contains more information on fees, risks and expenses. Please read the prospectus carefully before investing or sending money.

86	Semi-Annual Report December 31, 2023

USCF

INVEST IN WHAT'S **REAL**®

www.uscfinvestments.com
1-800-920-0259

The funds are distributed by ALPS Distributors, Inc.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 14. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Change in the registrant's independent public accountants.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Exhibit 99.IND PUB ACCT Change in registrant’s independent public accounting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	USCF ETF Trust

By (Signature and Title)*	/s/ John P. Love
John P. Love, President and Chief Executive Officer
(Principal Executive Officer)

Date:	3/4/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John P. Love
John P. Love, President and Chief Executive Officer
(Principal Executive Officer)

Date:	3/4/24

By (Signature and Title)*	/s/ Stuart P. Crumbaugh
Stuart P. Crumbaugh, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date:	3/4/24

* Print the name and title of each signing officer under his or her signature.